Quarterly Holdings Report
for

Fidelity Flex® Funds

Fidelity Flex® International Index Fund

January 31, 2021

ZEI-QTLY-0321
1.9881633.103

Schedule of Investments January 31, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.2%
	Shares	Value
Argentina - 0.0%
Telecom Argentina SA Class B sponsored ADR	2,179	$14,120
YPF SA Class D sponsored ADR (a)	4,233	15,450

TOTAL ARGENTINA		29,570

Australia - 4.2%
Afterpay Ltd. (a)	6,254	645,727
AGL Energy Ltd.	20,090	176,108
AMP Ltd.	94,035	106,721
Ampol Ltd.	7,785	155,703
APA Group unit	32,200	240,921
Aristocrat Leisure Ltd.	16,607	394,210
ASX Ltd.	5,630	308,893
Aurizon Holdings Ltd.	58,977	166,771
AusNet Services	52,349	69,213
Australia & New Zealand Banking Group Ltd.	82,207	1,489,621
BHP Billiton Ltd.	86,463	2,883,454
BlueScope Steel Ltd.	13,990	177,378
Brambles Ltd.	43,853	354,250
Cimic Group Ltd. (a)	2,368	44,646
Coca-Cola Amatil Ltd.	13,872	138,670
Cochlear Ltd.	1,928	290,923
Coles Group Ltd.	39,546	550,361
Commonwealth Bank of Australia	52,769	3,367,850
Computershare Ltd.	14,900	163,636
Crown Ltd.	9,960	73,075
CSL Ltd.	13,344	2,771,042
DEXUS Property Group unit	37,701	259,605
Evolution Mining Ltd.	47,313	171,032
Fortescue Metals Group Ltd.	49,703	827,704
Goodman Group unit	48,366	653,518
Insurance Australia Group Ltd.	71,241	264,063
Lendlease Group unit	20,435	187,566
Macquarie Group Ltd.	9,817	985,847
Magellan Financial Group Ltd.	3,528	129,205
Medibank Private Ltd.	74,987	167,342
Mirvac Group unit	111,361	202,556
National Australia Bank Ltd.	95,629	1,720,408
Newcrest Mining Ltd.	23,569	452,477
Northern Star Resources Ltd.	21,507	211,212
Orica Ltd.	12,526	146,084
Origin Energy Ltd.	51,822	187,728
Qantas Airways Ltd.	25,000	85,978
QBE Insurance Group Ltd.	42,616	261,531
Ramsay Health Care Ltd.	5,397	259,730
REA Group Ltd.	1,536	172,186
Rio Tinto Ltd.	10,945	922,712
Santos Ltd.	51,168	254,574
Scentre Group unit	152,515	318,208
SEEK Ltd.	9,394	201,381
Sonic Healthcare Ltd.	13,649	358,522
South32 Ltd.	141,424	274,532
Stockland Corp. Ltd. unit	76,700	260,850
Suncorp Group Ltd.	36,982	284,896
Sydney Airport unit	36,251	158,472
Tabcorp Holdings Ltd.	58,941	179,732
Telstra Corp. Ltd.	125,072	298,229
The GPT Group unit	53,275	175,891
TPG Telecom Ltd. (a)	12,297	69,545
Transurban Group unit	79,123	800,620
Treasury Wine Estates Ltd.	21,932	168,453
Vicinity Centres unit	107,468	126,073
Washington H. Soul Pattinson & Co. Ltd.	3,531	73,347
Wesfarmers Ltd.	33,519	1,398,939
Westpac Banking Corp.	105,052	1,684,109
WiseTech Global Ltd.	3,966	94,810
Woodside Petroleum Ltd.	28,395	531,021
Woolworths Group Ltd.	37,175	1,160,873

TOTAL AUSTRALIA		31,710,734

Austria - 0.1%
Erste Group Bank AG	8,364	256,291
OMV AG	5,200	219,225
Raiffeisen International Bank-Holding AG	5,223	102,491
Verbund AG	2,011	181,569
Voestalpine AG	4,401	160,866

TOTAL AUSTRIA		920,442

Bailiwick of Jersey - 0.4%
Experian PLC	27,185	950,187
Ferguson PLC	6,402	743,328
Glencore Xstrata PLC	294,688	983,706
Polymetal International PLC	6,467	140,167
WPP PLC	35,683	372,874

TOTAL BAILIWICK OF JERSEY		3,190,262

Belgium - 0.5%
Ageas	5,044	258,863
Anheuser-Busch InBev SA NV	22,650	1,421,802
Colruyt NV	1,511	93,261
Elia System Operator SA/NV	850	102,430
Galapagos Genomics NV (a)	1,202	125,696
Groupe Bruxelles Lambert SA	3,675	364,722
KBC Groep NV	7,187	503,421
Proximus	5,302	111,827
Sofina SA	425	137,708
Solvay SA Class A	2,163	246,846
UCB SA	3,855	400,083
Umicore SA	5,662	321,362

TOTAL BELGIUM		4,088,021

Bermuda - 0.3%
Alibaba Health Information Technology Ltd. (a)	116,000	363,564
Alibaba Pictures Group Ltd. (a)	290,000	36,656
Beijing Enterprises Water Group Ltd.	140,000	57,060
Brilliance China Automotive Holdings Ltd.	84,000	66,088
China Gas Holdings Ltd.	73,400	259,396
China Resource Gas Group Ltd.	30,000	150,131
China Youzan Ltd. (a)	384,000	165,918
CK Infrastructure Holdings Ltd.	18,000	95,998
Cosco Shipping Ports Ltd.	43,757	31,097
Credicorp Ltd. (United States)	1,969	296,000
GOME Electrical Appliances Holdings Ltd. (a)	352,000	56,750
Hongkong Land Holdings Ltd.	32,109	148,665
Hopson Development Holdings Ltd.	18,000	46,061
Jardine Matheson Holdings Ltd.	6,335	366,163
Jardine Strategic Holdings Ltd.	6,879	178,785
Kunlun Energy Co. Ltd.	110,000	94,064
Luye Pharma Group Ltd. (b)	44,500	22,327
Nine Dragons Paper (Holdings) Ltd.	52,000	80,482
Shanghai Industrial Urban Development Group Ltd.	2,400	229
Shenzhen International Holdings Ltd.	27,143	44,741

TOTAL BERMUDA		2,560,175

Brazil - 1.1%
Ambev SA	136,500	376,963
Atacadao SA	9,700	33,755
B2W Companhia Global do Varejo (a)	7,227	108,734
B3 SA - Brasil Bolsa Balcao	64,000	699,492
Banco Bradesco SA	37,610	148,752
Banco do Brasil SA	22,900	141,718
Banco Santander SA (Brasil) unit	11,300	81,083
BB Seguridade Participacoes SA	18,100	91,502
BRF SA (a)	16,300	63,217
BTG Pactual Participations Ltd. unit	6,500	112,919
CCR SA	32,500	71,993
Centrais Eletricas Brasileiras SA (Electrobras)	7,700	40,376
Companhia Brasileira de Distribuicao Grupo Pao de Acucar	4,400	60,700
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP)	11,200	83,661
Companhia Siderurgica Nacional SA (CSN)	19,700	109,456
Cosan SA Industria e Comercio	4,400	60,362
CPFL Energia SA	9,500	54,016
Energisa SA unit	5,000	45,007
ENGIE Brasil Energia SA	9,850	77,340
Equatorial Energia SA	29,700	122,244
Hapvida Participacoes e Investimentos SA (b)	32,300	101,362
Hypermarcas SA	10,400	61,377
JBS SA	30,600	135,232
Klabin SA unit	19,300	99,121
Localiza Rent A Car SA	16,730	195,327
Lojas Americanas SA rights 2/4/21 (a)	245	206
Lojas Renner SA	25,130	190,471
Magazine Luiza SA	94,732	437,526
Multiplan Empreendimentos Imobiliarios SA	6,500	25,186
Natura & Co. Holding SA	27,793	249,209
Notre Dame Intermedica Participacoes SA	14,870	256,829
Petrobras Distribuidora SA	25,600	108,831
Petroleo Brasileiro SA - Petrobras (ON)	110,444	551,675
Raia Drogasil SA	29,400	133,905
Rumo SA (a)	39,300	145,811
Sul America SA unit	9,933	72,454
Suzano Papel e Celulose SA (a)	21,522	244,076
Telefonica Brasil SA	13,400	110,699
TIM SA	20,500	49,832
Totvs SA	14,100	73,188
Ultrapar Participacoes SA	19,900	79,216
Vale SA	108,673	1,746,864
Via Varejo SA (a)	36,100	96,924
Weg SA	25,280	387,142

TOTAL BRAZIL		8,135,753

British Virgin Islands - 0.0%
Mail.Ru Group Ltd. unit (a)	2,962	77,455
Canada - 6.1%
Agnico Eagle Mines Ltd. (Canada)	6,977	487,067
Air Canada (a)	4,451	69,684
Algonquin Power & Utilities Corp.	18,881	314,646
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	25,620	781,372
AltaGas Ltd.	7,632	113,339
ATCO Ltd. Class I (non-vtg.)	3,440	98,486
B2Gold Corp.	29,188	144,257
Bank of Montreal	18,718	1,392,341
Bank of Nova Scotia	35,965	1,918,133
Barrick Gold Corp. (Canada)	52,880	1,181,038
Bausch Health Cos., Inc. (Canada) (a)	9,706	247,669
BCE, Inc.	5,221	221,456
BlackBerry Ltd. (a)(c)	15,595	219,031
Brookfield Asset Management, Inc. (Canada) Class A	37,818	1,465,401
Brookfield Renewable Corp.	3,872	217,074
CAE, Inc.	8,240	186,161
Cameco Corp.	11,156	138,801
Canadian Apartment Properties (REIT) unit	2,388	95,613
Canadian Imperial Bank of Commerce	13,129	1,118,904
Canadian National Railway Co.	20,882	2,115,063
Canadian Natural Resources Ltd.	35,107	793,151
Canadian Pacific Railway Ltd.	4,007	1,346,289
Canadian Tire Ltd. Class A (non-vtg.)	1,804	233,917
Canadian Utilities Ltd. Class A (non-vtg.)	4,161	102,858
CCL Industries, Inc. Class B	5,109	234,405
Cenovus Energy, Inc. (Canada)	38,505	227,341
CGI, Inc. Class A (sub. vtg.) (a)	7,061	565,984
CI Financial Corp.	6,900	85,687
Constellation Software, Inc.	601	732,141
Dollarama, Inc.	9,304	363,720
Emera, Inc.	6,905	288,728
Empire Co. Ltd. Class A (non-vtg.)	5,527	152,703
Enbridge, Inc.	60,173	2,021,530
Fairfax Financial Holdings Ltd. (sub. vtg.)	767	278,261
First Quantum Minerals Ltd.	16,832	280,369
FirstService Corp.	1,103	150,672
Fortis, Inc.	13,670	552,893
Franco-Nevada Corp.	5,730	682,581
George Weston Ltd.	2,386	172,706
GFL Environmental, Inc.	5,321	150,216
Gildan Activewear, Inc.	5,644	141,017
Great-West Lifeco, Inc.	8,046	183,729
Hydro One Ltd. (b)	9,142	211,830
iA Financial Corp, Inc.	3,027	134,881
IGM Financial, Inc.	3,008	79,719
Imperial Oil Ltd.	7,391	140,624
Intact Financial Corp.	4,610	508,317
Inter Pipeline Ltd.	13,185	132,288
Keyera Corp.	7,559	141,988
Kinross Gold Corp.	36,712	256,374
Kirkland Lake Gold Ltd.	7,612	292,515
Loblaw Companies Ltd.	5,329	257,334
Lundin Mining Corp.	18,864	168,172
Magna International, Inc. Class A (sub. vtg.)	8,398	591,456
Manulife Financial Corp.	57,222	1,034,135
Metro, Inc. Class A (sub. vtg.)	7,504	324,396
National Bank of Canada	9,686	544,385
Northland Power, Inc.	6,332	231,988
Nutrien Ltd.	16,891	831,902
Onex Corp. (sub. vtg.)	2,551	135,096
Open Text Corp.	8,110	363,277
Pan American Silver Corp.	6,628	215,145
Parkland Corp.	4,784	143,548
Pembina Pipeline Corp.	16,878	444,273
Power Corp. of Canada (sub. vtg.)	16,302	379,519
Quebecor, Inc. Class B (sub. vtg.)	4,922	117,782
Restaurant Brands International, Inc.	6,438	371,352
Restaurant Brands International, Inc.	1,853	106,918
RioCan (REIT)	4,479	59,650
Ritchie Bros. Auctioneers, Inc.	3,154	186,243
Rogers Communications, Inc. Class B (non-vtg.)	10,647	480,499
Royal Bank of Canada	41,697	3,374,889
Saputo, Inc.	8,013	210,108
Shaw Communications, Inc. Class B	12,993	222,926
Shopify, Inc. Class A (a)	3,181	3,468,416
SSR Mining, Inc. (a)	6,161	108,308
Sun Life Financial, Inc.	17,248	797,151
Suncor Energy, Inc.	45,426	759,853
TC Energy Corp.	28,174	1,207,599
Teck Resources Ltd. Class B (sub. vtg.)	13,685	249,995
TELUS Corp.	13,626	281,204
The Toronto-Dominion Bank	53,384	3,024,989
Thomson Reuters Corp.	5,403	440,564
TMX Group Ltd.	1,550	149,503
Topicus.Com, Inc. (a)(d)	1,039	3,910
Toromont Industries Ltd.	2,556	171,579
Wheaton Precious Metals Corp.	12,932	531,135
WSP Global, Inc.	3,269	304,468
Yamana Gold, Inc.	32,084	149,788

TOTAL CANADA		46,608,425

Cayman Islands - 8.8%
3SBio, Inc. (a)(b)	53,000	49,423
51job, Inc. sponsored ADR (a)	893	58,813
AAC Technology Holdings, Inc.	25,500	138,629
Abu Dhabi Islamic Bank	41,084	56,037
Agile Property Holdings Ltd.	34,000	42,449
Airtac International Group	4,000	142,801
AK Medical Holdings Ltd. (b)	10,000	18,031
Alibaba Group Holding Ltd. sponsored ADR (a)	55,599	14,112,694
Anta Sports Products Ltd.	32,000	529,533
ASM Pacific Technology Ltd.	8,600	125,452
Autohome, Inc. ADR Class A	1,650	181,880
Baidu.com, Inc. sponsored ADR (a)	8,045	1,890,736
Baozun, Inc. sponsored ADR (a)(c)	1,892	77,553
BeiGene Ltd. ADR (a)	1,317	421,440
Bilibili, Inc. ADR (a)(c)	3,388	385,859
Bosideng International Holdings Ltd.	80,000	35,495
Budweiser Brewing Co. APAC Ltd. (b)	47,200	158,586
Chailease Holding Co. Ltd.	34,981	193,569
China Aoyuan Group Ltd.	29,000	25,622
China Conch Venture Holdings Ltd.	45,000	214,458
China East Education Holdings Ltd. (b)	13,500	30,506
China Education Group Holdings Ltd.	21,000	44,149
China Evergrande Group	51,000	98,274
China Feihe Ltd. (b)	32,000	95,753
China Hongqiao Group Ltd.	52,000	45,942
China Liansu Group Holdings Ltd.	39,000	64,889
China Literature Ltd. (a)(b)	8,600	82,082
China Medical System Holdings Ltd.	49,000	70,404
China Meidong Auto Holding Ltd.	16,000	53,861
China Mengniu Dairy Co. Ltd.	81,000	483,184
China Overseas Property Holdings Ltd.	30,000	18,573
China Resources Cement Holdings Ltd.	68,000	75,163
China Resources Land Ltd.	94,000	374,630
China State Construction International Holdings Ltd.	50,000	28,827
China Yuhua Education Corp. Ltd. (b)	28,000	24,557
CIFI Holdings Group Co. Ltd.	93,655	77,188
CK Asset Holdings Ltd.	75,500	379,289
CK Hutchison Holdings Ltd.	82,500	571,406
Country Garden Holdings Co. Ltd.	233,827	282,586
Country Garden Services Holdings Co. Ltd.	42,000	343,172
Dali Foods Group Co. Ltd. (b)	62,500	37,646
ENN Energy Holdings Ltd.	23,200	359,674
ESR Cayman Ltd. (a)(b)	47,000	167,917
GDS Holdings Ltd. ADR (a)	2,675	277,023
Geely Automobile Holdings Ltd.	174,000	636,236
Genscript Biotech Corp.	26,000	33,199
Greentown China Holdings Ltd.	24,000	31,574
Greentown Service Group Co. Ltd.	60,000	67,714
GSX Techedu, Inc. ADR (a)(c)	2,284	239,843
Haidilao International Holding Ltd. (b)	23,000	193,861
Haitian International Holdings Ltd.	18,000	65,121
Hansoh Pharmaceutical Group Co. Ltd. (a)(b)	36,000	196,872
Hengan International Group Co. Ltd.	23,000	165,086
Huazhu Group Ltd. ADR	4,461	216,359
Hutchison China Meditech Ltd. sponsored ADR (a)	2,034	64,905
HUYA, Inc. ADR (a)(c)	2,245	58,123
Innovent Biologics, Inc. (a)(b)	28,500	325,683
iQIYI, Inc. ADR (a)(c)	8,607	188,063
JD Health International, Inc. (b)	6,600	129,902
JD.com, Inc. sponsored ADR (a)	25,468	2,258,757
Jiayuan International Group Ltd.	11	4
Jinxin Fertility Group Ltd. (b)	38,000	76,752
JOYY, Inc. ADR	1,814	166,961
Kaisa Group Holdings Ltd.	58,000	26,856
KE Holdings, Inc. ADR (a)	2,649	156,556
Kingboard Chemical Holdings Ltd.	19,000	77,806
Kingboard Laminates Holdings Ltd.	35,500	57,417
Kingdee International Software Group Co. Ltd.	72,000	290,665
Kingsoft Cloud Holdings Ltd. ADR	1,528	76,813
Kingsoft Corp. Ltd.	25,000	193,467
Koolearn Technology Holding Ltd. (a)(b)	5,500	19,437
KWG Property Holding Ltd.	37,000	49,249
Lee & Man Paper Manufacturing Ltd.	34,000	29,951
Legend Biotech Corp. ADR (a)	5	126
Li Ning Co. Ltd.	61,500	385,106
Logan Property Holdings Co. Ltd.	38,000	56,952
Longfor Properties Co. Ltd. (b)	56,500	319,547
Lufax Holding Ltd. ADR (a)(c)	5,062	80,688
Meituan Class B (a)	105,700	4,850,619
Melco Crown Entertainment Ltd. sponsored ADR	5,926	94,757
Microport Scientific Corp.	20,000	139,941
Minth Group Ltd.	20,000	91,703
Momo, Inc. ADR	4,309	65,842
NetEase, Inc. ADR	12,293	1,413,572
New Oriental Education & Technology Group, Inc. sponsored ADR (a)	4,508	755,090
NIO, Inc. sponsored ADR (a)	37,678	2,147,646
Noah Holdings Ltd. sponsored ADR (a)	840	39,984
Pinduoduo, Inc. ADR (a)	11,175	1,851,809
Ping An Healthcare and Technology Co. Ltd. (a)(b)	14,600	181,435
Sands China Ltd.	70,800	281,712
Seazen Group Ltd.	80,000	73,363
Shenzhou International Group Holdings Ltd.	24,200	474,745
Shimao Property Holdings Ltd.	34,500	100,342
Silergy Corp.	2,000	186,712
SINA Corp. (a)(c)	1,556	65,072
Sino Biopharmaceutical Ltd.	308,250	287,447
Smoore International Holdings Ltd. (a)(b)	13,000	128,688
SSY Group Ltd.	38,000	20,046
Sunac China Holdings Ltd.	77,000	287,512
Sunny Optical Technology Group Co. Ltd.	20,700	545,183
TAL Education Group ADR (a)	11,188	860,133
Tencent Holdings Ltd.	168,700	15,031,728
Tencent Music Entertainment Group ADR (a)	11,008	292,813
Tingyi (Cayman Islands) Holding Corp.	56,000	111,520
Tongcheng-Elong Holdings Ltd. (a)	34,800	62,300
Topsports International Holdings Ltd. (b)	36,000	58,505
Trip.com Group Ltd. ADR (a)	14,214	452,432
Uni-President China Holdings Ltd.	32,000	38,755
Vinda International Holdings Ltd.	9,000	30,413
Vipshop Holdings Ltd. ADR (a)	13,248	363,260
Want Want China Holdings Ltd.	142,000	102,197
Weibo Corp. sponsored ADR (a)	1,615	73,612
WH Group Ltd. (b)	303,500	246,613
Wharf Real Estate Investment Co. Ltd.	47,000	249,450
Wuxi Biologics (Cayman), Inc. (a)(b)	90,000	1,260,173
Wynn Macau Ltd. (a)	43,200	68,645
Xiaomi Corp. Class B (a)(b)	421,800	1,575,291
Xinyi Glass Holdings Ltd.	50,000	121,239
Xinyi Solar Holdings Ltd.	116,638	255,744
XPeng, Inc. ADR (a)(c)	4,966	239,262
Yadea Group Holdings Ltd. (b)	30,000	78,161
Yihai International Holding Ltd.	14,000	230,587
Zai Lab Ltd. ADR (a)	1,946	311,496
Zhen Ding Technology Holding Ltd.	16,000	65,117
Zhenro Properties Group Ltd.	37,000	21,618
Zhongsheng Group Holdings Ltd. Class H	16,000	93,999
ZTO Express, Inc. sponsored ADR	12,041	398,316

TOTAL CAYMAN ISLANDS		66,658,005

Chile - 0.1%
Banco de Chile	1,267,887	129,237
Banco de Credito e Inversiones	1,310	54,909
Banco Santander Chile	1,884,101	95,383
Cencosud SA	42,277	73,368
Cencosud Shopping SA	12,482	18,047
Colbun SA (a)	196,203	33,830
Compania Cervecerias Unidas SA	3,868	31,689
Empresas CMPC SA	38,149	102,017
Empresas COPEC SA	12,023	126,315
Enel Americas SA	939,357	141,272
Enel Chile SA	989,338	71,628
Falabella SA	21,530	73,704

TOTAL CHILE		951,399

China - 3.5%
A-Living Services Co. Ltd. (H Shares) (b)	15,000	65,489
Accelink Technologies Co. Ltd. (A Shares)	1,000	4,026
Addsino Co. Ltd. (A Shares)	2,300	8,888
AECC Aero-Engine Control Co. Ltd. (A Shares)	1,600	5,222
Agricultural Bank of China Ltd.:
(A Shares)	93,300	45,723
(H Shares)	850,000	306,968
Aier Eye Hospital Group Co. Ltd. (A Shares)	7,546	92,427
Air China Ltd.:
(A Shares)	29,300	32,820
(H Shares)	32,000	22,246
Aluminum Corp. of China Ltd.:
(A shares) (a)	64,900	32,310
(H Shares) (a)	78,000	23,659
Angel Yeast Co. Ltd. (A Shares)	1,200	9,826
Anhui Conch Cement Co. Ltd.:
(A Shares)	8,200	64,347
(H Shares)	38,500	228,172
Anhui Gujing Distillery Co. Ltd. (B Shares)	9,900	148,757
Anhui Kouzi Distillery Co. Ltd. (A Shares)	900	8,951
Apeloa Pharmaceutical Co. Ltd. A Shares	1,800	6,304
Asymchem Laboratories Tianjin Co. Ltd. (A Shares)	300	13,697
Autobio Diagnostics Co. Ltd.	400	8,233
AVIC Aircraft Co. Ltd. (A Shares)	3,800	18,398
AVIC Aviation Engine Corp. PLC (A Shares)	3,100	28,739
AVIC Capital Co. Ltd. (A Shares)	11,800	7,545
AVIC Electromechanical Systems Co. Ltd. (A Shares)	4,900	8,683
AVIC Jonhon OptronicTechnology Co. Ltd.	1,500	16,219
AVIC Shenyang Aircraft Co. Ltd. (A Shares)	1,600	19,132
AviChina Industry & Technology Co. Ltd. (H Shares)	74,000	55,453
Avicopter PLC (A Shares)	800	6,971
Bank Communications Co. Ltd.:
(A Shares)	50,700	35,179
(H Shares)	265,000	143,553
Bank of Beijing Co. Ltd. (A Shares)	28,200	20,752
Bank of Chengdu Co. Ltd. (A Shares)	4,600	7,457
Bank of China Ltd.:
(A Shares)	63,700	31,415
(H Shares)	2,289,000	774,790
Bank of Hangzhou Co. Ltd. (A Shares)	7,900	18,067
Bank of Jiangsu Co. Ltd. (A Shares)	19,760	16,969
Bank of Nanjing Co. Ltd. (A Shares)	13,200	16,429
Bank of Ningbo Co. Ltd. (A Shares)	8,000	47,892
Bank of Shanghai Co. Ltd. (A Shares)	18,818	23,714
Baoshan Iron & Steel Co. Ltd. (A Shares)	41,900	42,762
BBMG Corp. (A Shares)	10,900	4,613
Beijing BDStar Navigation Co. Ltd. (A Shares) (a)	1,200	8,453
Beijing Capital International Airport Co. Ltd. (H Shares)	46,000	35,479
Beijing Dabeinong Technology Group Co. Ltd. (A Shares)	5,900	8,509
Beijing E-Hualu Information Technology Co. Ltd. (A Shares)	840	3,586
Beijing Enlight Media Co. Ltd. (A Shares)	4,000	8,152
Beijing Kunlun Tech Co. Ltd. (A Shares)	1,600	5,969
Beijing New Building Materials PLC (A Shares)	2,300	18,303
Beijing Oriental Yuhong Waterproof Technology Co. Ltd. (A Shares)	3,150	23,768
Beijing Originwater Technology Co. Ltd. (A Shares)	4,300	4,837
Beijing Shiji Information Technology Co. Ltd. (A Shares)	1,200	6,245
Beijing Shunxin Agriculture Co. Ltd.	1,100	11,312
Beijing Sinnet Technology Co. Ltd. (A Shares)	2,200	5,613
Beijing Thunisoft Corp. Ltd. (A Shares)	1,100	3,354
Beijing Tiantan Biological Products Corp. Ltd. (A Shares)	1,800	10,781
Beijing Yanjing Brewery Co. Ltd. (A Shares)	4,200	4,286
Beijing-Shanghai High Speed Railway Co. Ltd. (A Shares)	32,800	27,504
Betta Pharmaceuticals Co. Ltd. (A Shares)	600	12,042
BGI Genomics Co. Ltd.	600	12,975
BOE Technology Group Co. Ltd. (A Shares)	64,700	62,206
By-Health Co. Ltd. (A Shares)	2,300	7,951
BYD Co. Ltd.:
(A Shares)	2,600	99,911
(H Shares)	19,500	588,971
C&S Paper Co. Ltd. (A Shares)	1,900	6,935
Caitong Securities Co. Ltd.	5,100	8,696
Cansino Biologics, Inc. (H Shares) (a)(b)	2,200	71,619
CGN Power Co. Ltd. (H Shares) (b)	263,000	56,649
Chacha Food Co. Ltd. (A Shares)	700	6,786
Changchun High & New Technology Industry Group, Inc. (A Shares)	800	56,582
Changjiang Securities Co. Ltd. (A Shares)	7,600	9,140
Changzhou Xingyu Automotive Lighting Systems Co. Ltd. (A Shares)	700	23,322
Chaozhou Three-Circle Group Co. (A Shares)	2,400	14,588
Chengdu Kanghong Pharmaceutical Group Co. Ltd. (A Shares)	1,100	6,958
Chifeng Jilong Gold Mining Co. Ltd. (A Shares) (a)	4,500	11,467
China Aerospace Times Electronics Co. Ltd. (A Shares)	3,800	3,937
China Avionics Systems Co. Ltd. (A Shares)	1,900	5,415
China Bohai Bank Co. Ltd. (H Shares) (b)	71,000	38,370
China Cinda Asset Management Co. Ltd. (H Shares)	356,000	67,497
China CITIC Bank Corp. Ltd.:
(A Shares)	8,100	6,591
(H Shares)	227,000	100,716
China Communications Services Corp. Ltd. (H Shares)	60,000	26,853
China Construction Bank Corp.:
(A Shares)	53,400	56,160
(H Shares)	2,771,000	2,098,807
China Eastern Airlines Corp. Ltd.:
(A Shares)	1,200	857
(H Shares)	30,000	12,072
China Everbright Bank Co. Ltd.:
(A Shares)	59,000	37,175
(H Shares)	120,000	49,373
China Film Co. Ltd. (A Shares)	2,200	4,241
China Fortune Land Development Co. Ltd. (A Shares)	5,460	8,027
China Galaxy Securities Co. Ltd.:
(A Shares)	6,200	10,350
(H Shares)	103,000	61,774
China Gezhouba Group Co. Ltd. (A Shares)	6,300	6,361
China Great Wall Securities Co. Ltd. (A Shares)	3,000	5,479
China Greatwall Technology Group Co. Ltd. (A Shares)	5,000	13,473
China Huarong Asset Management Co. Ltd. (b)	250,000	29,020
China International Capital Corp. Ltd. (H Shares) (a)(b)	41,200	107,872
China International Travel Service Corp. Ltd. (A Shares)	3,100	141,791
China Jushi Co. Ltd. (A Shares)	5,000	17,526
China Life Insurance Co. Ltd.	4,500	25,308
China Life Insurance Co. Ltd. (H Shares)	216,000	458,734
China Longyuan Power Grid Corp. Ltd. (H Shares)	91,000	133,332
China Merchants Bank Co. Ltd.:
(A Shares)	27,300	217,032
(H Shares)	123,500	948,560
China Merchants Energy Shipping Co. Ltd. (A Shares)	9,200	6,942
China Merchants Property Operation & Service Co. Ltd. (A Shares)	1,400	4,219
China Merchants Securities Co. Ltd. (A Shares)	9,750	39,196
China Merchants Shekou Industrial Zone Holdings Co. Ltd. (A Shares)	8,900	16,366
China Minsheng Banking Corp. Ltd.:
(A Shares)	20,300	16,138
(H Shares)	215,400	123,352
China Molybdenum Co. Ltd.:
(A Shares)	25,700	24,230
(H Shares)	108,000	68,255
China National Accord Medicines Corp. Ltd. (A Shares)	500	2,987
China National Building Materials Co. Ltd. (H Shares)	125,000	149,776
China National Chemical Engineering Co. Ltd. (A Shares)	6,600	5,678
China National Medicines Corp. Ltd. (A Shares)	1,100	6,779
China National Nuclear Power Co. Ltd. (A Shares)	17,000	13,621
China National Software & Service Co. Ltd. (A Shares)	700	6,812
China Northern Rare Earth Group High-Tech Co. Ltd. (a)	11,000	30,462
China Oilfield Services Ltd. (H Shares)	54,000	59,828
China Pacific Insurance (Group) Co. Ltd.	12,900	69,620
China Pacific Insurance (Group) Co. Ltd. (H Shares)	78,200	323,764
China Petroleum & Chemical Corp.:
(A Shares)	62,300	38,285
(H Shares)	696,000	329,613
China Railway Group Ltd.:
(A Shares)	37,000	30,451
(H Shares)	126,000	57,367
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd. (A Shares)	1,500	5,790
China Shenhua Energy Co. Ltd.:
(A Shares)	7,300	19,761
(H Shares)	109,000	202,163
China Shipbuilding Industry Co. (A Shares) (a)	31,200	19,804
China South Publishing & Media Group Co. Ltd. (A Shares)	2,400	3,510
China Southern Airlines Ltd.:
(A Shares) (a)	32,900	29,840
(H Shares) (a)	32,000	17,871
China State Construction Engineering Corp. Ltd. (A Shares)	79,700	59,641
China Tower Corp. Ltd. (H Shares) (b)	1,358,000	196,171
China TransInfo Technology Co. Ltd. (A Shares)	2,100	5,815
China Vanke Co. Ltd.:
(A Shares)	13,100	56,637
(H Shares)	61,600	221,270
China Yangtze Power Co. Ltd. (A Shares)	30,100	92,158
China Zheshang Bank Co. Ltd.	26,600	16,305
Chongqing Brewery Co. Ltd. (A Shares)	700	14,632
Chongqing Changan Automobile Co. Ltd. (A Shares) (a)	5,400	14,483
Chongqing Fuling Zhacai Group Co. Ltd. Group (A Shares)	1,100	7,679
Chongqing Rural Commercial Bank Co. Ltd. (H Shares)	79,000	34,032
Chongqing Zhifei Biological Products Co. Ltd. (A Shares)	2,800	68,818
CITIC Securities Co. Ltd.:
(A Shares)	13,500	59,543
(H Shares)	81,000	178,230
Contemporary Amperex Technology Co. Ltd.	4,000	220,363
COSCO Shipping Energy Transportation Co. Ltd.:
(A Shares)	5,200	5,145
(H Shares)	30,000	12,034
COSCO SHIPPING Holdings Co. Ltd.:
(A Shares) (a)	37,900	73,173
(H Shares) (a)	48,500	49,105
CSC Financial Co. Ltd. (A Shares)	3,500	21,813
Da An Gene Co. Ltd. of Sun Yat-Sen University (A Shares)	1,210	6,692
Daqin Railway Co. Ltd. (A Shares)	20,400	20,217
DaShenLin Pharmaceutical Group Co. Ltd.	1,500	23,126
DHC Software Co. Ltd. (A Shares)	4,300	4,970
Dong E-E-Jiao Co. Ltd. (A Shares)	1,300	6,624
Dongfang Electric Corp. Ltd. (A Shares)	3,900	7,572
Dongfeng Motor Group Co. Ltd. (H Shares)	76,000	75,184
Dongxing Securities Co. Ltd. (A Shares)	3,700	6,436
East Money Information Co. Ltd. (A Shares)	14,660	80,282
Eve Energy Co. Ltd. (A shares)	2,471	40,941
Everbright Securities Co. Ltd. (A Shares)	5,300	13,564
Fangda Carbon New Material Co. Ltd. (A Shares)	5,740	6,760
FAW Jiefang Group Co. Ltd. (A Shares) (a)	7,300	12,356
Fiberhome Telecommunication Technologies Co. Ltd. (A Shares)	1,700	5,305
Financial Street Holdings Co. Ltd. (A Shares)	3,700	3,477
First Capital Securities Co. Ltd. (A Shares)	5,200	6,529
Focus Media Information Technology Co. Ltd. (A Shares)	28,100	47,476
Foshan Haitian Flavouring & Food Co. Ltd. (A Shares)	4,800	147,224
Founder Securities Co. Ltd. (A Shares) (a)	11,200	16,919
Foxconn Industrial Internet Co. Ltd. (A Shares)	8,100	18,008
Fu Jian Anjoy Foods Co. Ltd. (A Shares)	600	23,038
Fujian Sunner Development Co. Ltd. A Shares	1,900	8,469
Fuyao Glass Industries Group Co. Ltd.:
(A Shares)	2,500	22,947
(H Shares) (b)	15,600	108,651
G-bits Network Technology Xiamen Co. Ltd. (A Shares)	100	5,336
GCL System Integration Technology Co. Ltd. (a)	7,700	4,840
GEM Co. Ltd. (A Shares)	6,800	8,453
Gemdale Corp. (A Shares)	6,100	10,278
GF Securities Co. Ltd.:
(A Shares)	9,600	23,702
(H Shares)	39,800	58,212
Giant Network Group Co. Ltd. (A Shares)	2,200	5,914
Gigadevice Semiconductor Beijing, Inc. (A Shares)	600	16,989
GoerTek, Inc. (A Shares)	6,100	31,507
Great Wall Motor Co. Ltd. (H Shares)	99,000	310,283
Greenland Holdings Corp. Ltd. (A Shares)	10,900	9,140
GRG Banking Equipment Co. Ltd. (A Shares)	3,400	4,771
Guangdong Haid Group Co. Ltd. (A Shares)	3,500	35,834
Guangdong HEC Technology Holding Co. Ltd. (A Shares) (a)	4,100	2,966
Guangdong Hongda Blasting Co. Ltd. (A Shares)	1,000	4,803
Guangdong Kinlong Hardware Products Co. Ltd. (A Shares)	700	18,773
Guangdong LY Intelligent Manufacturing Co. Ltd. (A Shares)	8,400	13,473
Guangdong Xinbao Electrical Appliances Holdings Co. Ltd.	1,700	13,065
Guanghui Energy Co. Ltd. (A Shares) (a)	9,000	3,416
Guangzhou Automobile Group Co. Ltd.	600	980
Guangzhou Automobile Group Co. Ltd. (H Shares)	82,000	74,774
Guangzhou Baiyun International Airport Co. Ltd. (A Shares)	3,000	6,436
Guangzhou Baiyunshan Pharma Health (A Shares)	2,200	9,501
Guangzhou Haige Communications Group (A Shares)	3,300	4,769
Guangzhou Kingmed Diagnostics Group Co. Ltd. (A Shares)	600	14,606
Guangzhou R&F Properties Co. Ltd. (H Shares)	83,400	102,942
Guangzhou Shiyuan Electronic Technology Co. Ltd. (A Shares)	900	19,098
Guangzhou Tinci Materials Technology Co. Ltd. (A Shares)	1,400	20,772
Guangzhou Wondfo Biotech Co. Ltd. (A Shares)	500	6,768
Guangzhou Yuexiu Financial Holdings Group Co. Ltd. (A Shares)	4,300	9,673
Guolian Securities Co. Ltd. (a)	3,400	8,633
Guosen Securities Co. Ltd. (A Shares)	5,400	10,720
Guotai Junan Securities Co. Ltd.:
(A Shares)	11,200	28,541
(H Shares) (b)	6,200	9,020
Guoxuan High Tech Co. Ltd. (A Shares) (a)	2,700	15,370
Guoyuan Securities Co. Ltd. (A Shares)	6,110	7,671
Haier Smart Home Co. Ltd. (a)	57,600	238,475
Haier Smart Home Co. Ltd. (A Shares)	12,400	61,443
Haitong Securities Co. Ltd.:
(A Shares)	12,400	23,651
(H Shares)	113,600	101,245
Hangzhou First Applied Material Co. Ltd. (A Shares)	1,400	21,696
Hangzhou Robam Appliances Co. Ltd. (A Shares)	1,300	7,789
Hangzhou Silan Microelectronics Co. Ltd. (A Shares)	2,000	6,982
Hangzhou Tigermed Consulting Co. Ltd.:
(A Shares)	1,000	26,042
(H Shares) (a)(b)	3,200	70,412
Hebei Construction Group Corp. (H Shares)	13,000	5,433
Hefei Meiya Optoelectronic Technology, Inc. (A Shares)	900	6,287
Heilongjiang Agriculture Co. Ltd. (A Shares)	2,600	6,622
Henan Billions Chemicals Co. Ltd. (A Shares)	4,000	24,736
Henan Shuanghui Investment & Development Co. Ltd. (A Shares)	4,700	34,359
Hengli Petrochemical Co. Ltd. (A Shares)	7,900	47,441
Hengtong Optic-electric Co. Ltd. (A Shares)	2,700	5,171
Hengyi Petrochemical Co. Ltd. (A Shares)	3,800	7,680
Hesteel Co. Ltd. (A Shares) (a)	13,900	4,455
Hithink RoyalFlush Information Network Co. Ltd. (A Shares)	800	14,785
Hongfa Technology Co. Ltd. (A Shares)	1,000	8,616
Huaan Securities Co. Ltd. (A Shares)	5,100	5,340
Huadian Power International Corp. Ltd.:
(A Shares)	2,800	1,403
(H Shares)	88,000	22,473
Huadong Medicine Co. Ltd. (A Shares)	2,600	10,667
Hualan Biological Engineer, Inc. (A Shares)	2,610	18,674
Huaneng Power International, Inc.:
(A Shares)	10,900	7,071
(H Shares)	132,000	46,819
Huatai Securities Co. Ltd.:
(A Shares)	10,300	27,866
(H Shares) (b)	66,600	106,172
HUAXI Securities Co. Ltd.	12,200	19,208
Huaxia Bank Co. Ltd. (A Shares)	16,800	15,943
Huaxin Cement Co. Ltd. (A Shares)	1,900	5,797
Huayu Automotive Systems Co. Ltd. (A Shares)	4,400	20,461
Hubei Biocause Pharmaceutical Co. Ltd. (A Shares)	6,500	4,015
Hubei Jumpcan Pharmaceutical Co. Ltd. (A Shares)	1,600	4,617
Hunan Valin Steel Co. Ltd. (A Shares)	8,200	6,430
Hundsun Technologies, Inc. (A Shares)	2,230	33,698
iFlytek Co. Ltd. (A Shares)	3,000	21,819
Industrial & Commercial Bank of China Ltd.:
(A Shares)	101,800	80,613
(H Shares)	1,765,000	1,125,841
Industrial Bank Co. Ltd. (A Shares)	36,200	130,095
Industrial Securities Co. Ltd. (A Shares)	9,000	11,551
Ingenic Semiconductor Co. Ltd. (A Shares) (a)	900	9,535
Inner Mongoli Yili Industries Co. Ltd. (A Shares)	11,500	79,079
Inner Mongolia Baotou Steel Union Co. Ltd. (A Shares) (a)	62,400	11,164
Inner Mongolia First Machinery Group Co. Ltd. (A Shares)	2,500	4,150
Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd. (A Shares)	11,800	10,776
Inspur Electronic Information Industry Co. Ltd. (A Shares)	2,045	8,256
Intco Medical Technology Co. Ltd. (A Shares)	700	25,503
JA Solar Technology Co. Ltd. (A Shares) (a)	2,300	12,778
Jafron Biomedical Co. Ltd. (A Shares)	1,100	13,477
Jason Furniture Hangzhou Co. Ltd. (A Shares)	1,600	18,318
Jiangsu Changshu Rural Commercial Bank Co. Ltd.	4,200	4,535
Jiangsu Expressway Co. Ltd. (H Shares)	30,000	34,824
Jiangsu Hengli Hydraulic Co. Ltd.	2,676	48,780
Jiangsu Hengrui Medicine Co. Ltd. (A Shares)	9,660	155,937
Jiangsu King's Luck Brewery JSC Ltd. (A Shares)	1,800	15,618
Jiangsu Shagang Co. Ltd. (A Shares)	3,100	4,697
Jiangsu Yanghe Brewery JSC Ltd. (A Shares)	2,800	88,869
Jiangsu Yangnong Chemical Co. Ltd. (A Shares)	400	8,942
Jiangsu Yuyue Medical Equipment & Supply Co. Ltd. (A Shares)	1,400	6,051
Jiangsu Zhongnan Construction Group Co. Ltd. (A Shares)	5,200	6,262
Jiangsu Zhongtian Technology Co. Ltd. (A Shares)	4,400	7,188
Jiangxi Copper Co. Ltd.:
(A Shares)	3,400	9,966
(H Shares)	38,000	62,735
Jiangxi Ganfeng Lithium Co. Ltd.	1,500	27,957
Jiangxi Zhengbang Technology Co. Ltd. (A Shares)	3,600	9,712
Jilin Aodong Pharmaceutical Group Co. Ltd. (A Shares)	2,600	6,233
Jinke Properties Group Co. Ltd. (A Shares)	7,200	7,785
Jinyu Bio-Technology Co. Ltd. (A Shares)	1,700	6,022
JiuGui Liquor Co. Ltd. (A Shares)	800	22,052
Joincare Pharmaceutical Group Industry Co. Ltd. (A Shares)	3,100	5,918
Jointown Pharmaceutical Group (A Shares) (a)	2,600	7,649
Jonjee Hi-Tech Industrial & Commercial Holding Co. Ltd. (A Shares)	1,100	11,502
Joyoung Co. Ltd. (A Shares)	1,000	4,386
Juewei Food Co. Ltd.	800	11,221
Kingfa Sci & Tech Co. Ltd. (A Shares)	6,900	30,111
Kuang-Chi Technologies Co. Ltd. (A Shares) (a)	4,100	14,594
Kweichow Moutai Co. Ltd. (A Shares)	2,100	691,374
Lakala Payment Co. Ltd. (A Shares)	2,300	10,270
Laobaixing Pharmacy Chain JSC (A Shares)	560	6,290
Legend Holdings Corp. rights (a)(d)	438	73
Lens Technology Co. Ltd. (A Shares)	3,900	20,265
Leo Group Co. Ltd. (A Shares)	9,400	4,607
Lepu Medical Technology Beijing Co. Ltd. (A Shares)	2,400	10,044
Leyard Optoelectronic Co. Ltd. (A Shares)	3,800	3,730
Liaoning Chengda Co. Ltd. (A Shares)	2,100	7,341
Livzon Pharmaceutical Group, Inc. (A Shares)	1,000	5,528
LONGi Green Energy Technology Co. Ltd.	6,600	110,432
Luenmei Quantum Co. Ltd. (A Shares)	2,000	3,018
Luxshare Precision Industry Co. Ltd. (A Shares)	12,193	100,727
Luzhou Laojiao Co. Ltd. (A Shares)	2,700	108,248
Maccura Biotechnology Co. Ltd. (A Shares)	1,500	10,583
Mango Excellent Media Co. Ltd. (A Shares)	2,400	30,244
Maxscend Microelectronics Co. Ltd. (A Shares)	300	29,497
Meinian Onehealth Healthcare Holdings Co. Ltd. (A Shares) (a)	5,600	12,363
Metallurgical Corp. China Ltd. (A Shares)	23,900	10,485
Muyuan Foodstuff Co. Ltd. (A Shares)	6,800	94,048
Nanji E-Commerce Co. Ltd. (A Shares)	3,400	5,168
Nanjing King-Friend Biochemical Pharmaceutical Co. Ltd.	1,170	5,825
Nanjing Securities Co. Ltd. (A Shares)	4,600	7,586
Nanyang Topsec Technologies Group, Inc. (a)	1,600	5,170
NARI Technology Co. Ltd. (A Shares)	10,500	48,059
NAURA Technology Group Co. Ltd.	700	21,824
NavInfo Co. Ltd. (A Shares)	2,800	6,534
New China Life Insurance Co. Ltd.	3,400	25,564
New China Life Insurance Co. Ltd. (H Shares)	24,200	90,361
Ningbo Joyson Electronic Corp. (A shares)	1,800	7,466
Ningbo Tuopu Group Co. Ltd. (A Shares)	1,400	9,496
Northeast Securities Co. Ltd. (A Shares)	3,400	4,687
O-film Tech Co. Ltd. (A Shares)	3,800	6,077
Oceanwide Holdings Co., Ltd. (A Shares)	6,000	2,735
Offcn Education Technology Co. A Shares	2,200	13,571
Offshore Oil Enginering Co. Ltd. (A Shares)	6,300	4,146
Oppein Home Group, Inc. (A Shares)	560	13,033
Orient Securities Co. Ltd. (A Shares)	8,000	12,645
Ovctek China, Inc. (A Shares)	800	13,708
Pangang Group Vanadium Titanium & Resources Co. Ltd. (A Shares) (a)	11,700	3,549
People's Insurance Co. of China Group Ltd.:
(A Shares)	30,600	28,706
(H Shares)	169,000	52,096
Perfect World Co. Ltd. (A Shares)	2,550	10,822
PetroChina Co. Ltd.:
(A Shares)	52,400	33,342
(H Shares)	610,000	184,890
Pharmaron Beijing Co. Ltd. (H Shares) (b)	3,700	71,201
PICC Property & Casualty Co. Ltd. (H Shares)	224,000	163,524
Ping An Bank Co. Ltd. (A Shares)	34,300	123,214
Ping An Insurance Group Co. of China Ltd.:
(A Shares)	14,400	177,162
(H Shares)	181,000	2,131,779
Poly Developments & Holdings (A Shares)	23,500	50,490
Poly Property Development Co. Ltd. (H Shares)	2,800	21,091
Postal Savings Bank of China Co. Ltd.	33,200	28,305
Postal Savings Bank of China Co. Ltd. (H Shares) (b)	286,000	204,358
Power Construction Corp. of China Ltd. (A Shares)	20,800	12,232
Proya Cosmetics Co. Ltd. (A Shares)	300	8,681
Qianhe Condiment and Food Co. Ltd. (A Shares)	2,200	15,758
Qihoo 360 Technology Co. Ltd. (A Shares)	3,100	7,847
Qingdao Rural Commercial Bank Corp. (A Shares)	8,100	5,709
Risesun Real Estate Development Co. Ltd. (A Shares)	6,000	5,862
Rongsheng Petrochemical Co. Ltd. (A Shares)	6,900	36,713
SAIC Motor Corp. Ltd. (A Shares)	14,400	49,152
Sanan Optoelectronics Co. Ltd. (A Shares)	5,600	25,762
Sangfor Technologies, Inc.	400	18,501
Sanquan Food Co. Ltd. (A Shares)	2,400	10,753
Sany Heavy Industry Co. Ltd. (A Shares)	15,200	95,678
SDIC Capital Co. Ltd.	4,800	9,581
SDIC Power Holdings Co. Ltd. (A Shares)	19,500	26,363
Sealand Securities Co. Ltd. (A Shares)	7,700	6,193
Seazen Holdings Co. Ltd. (A Shares)	2,700	17,747
SF Holding Co. Ltd. (A Shares)	5,000	77,002
SG Micro Corp. (A Shares)	200	9,443
Shaanxi Coal Industry Co. Ltd. (A Shares)	11,300	17,844
Shandong Buchang Pharmaceuticals Co. Ltd. (A Shares)	2,200	7,598
Shandong Gold Mining Co. Ltd. (A Shares)	21,140	73,046
Shandong Hualu Hengsheng Chemical Co. Ltd. (A Shares)	2,200	13,355
Shandong Linglong Tyre Co. Ltd. (A Shares)	1,600	10,694
Shandong Nanshan Aluminum Co. Ltd. (A Shares)	15,500	8,030
Shandong Pharmaceutical Glass Co. Ltd. (A Shares)	1,700	9,976
Shandong Sinocera Functional Material Co. Ltd. (A Shares)	1,300	9,708
Shandong Sun Paper Industry JSC Ltd. (A Shares)	3,600	8,860
Shandong Weigao Medical Polymer Co. Ltd. (H Shares)	80,000	149,615
Shanghai Bairun Investment Holding Group Co. Ltd. (A Shares)	1,400	25,984
Shanghai Baosight Software Co. Ltd. (A Shares)	1,100	11,394
Shanghai Construction Group Co. Ltd. (A Shares)	11,298	5,097
Shanghai Electric Group Co. Ltd. (A Shares) (a)	16,600	13,868
Shanghai Electric Power Co. Ltd. (A Shares)	3,400	3,592
Shanghai Fosun Pharmaceutical (Group) Co. Ltd. (H Shares)	20,500	92,542
Shanghai International Airport Co. Ltd. (A Shares)	1,400	17,207
Shanghai International Port Group Co. Ltd. (A Shares)	12,400	8,507
Shanghai Jahwa United Co. Ltd. (A Shares)	1,000	6,164
Shanghai Jinjiang International Hotels Co. Ltd. (A Shares)	1,100	8,884
Shanghai Lujiazui Finance Trust Ltd. (B Shares)	150,009	120,007
Shanghai M&G Stationery, Inc. (A Shares)	1,200	17,566
Shanghai Oriental Pearl Media Co. Ltd.	4,700	6,376
Shanghai Pharmaceuticals Holding Co. Ltd.:
(A Shares)	2,500	7,024
(H Shares)	24,100	41,714
Shanghai Pudong Development Bank Co. Ltd. (A Shares)	50,900	78,871
Shanghai Putailai New Energy Technology Co. Ltd.	600	9,269
Shanghai RAAS Blood Products Co. Ltd. (A Shares)	7,100	7,986
Shanghai Yuyuan Tourist Mart Group Co. Ltd.	4,400	7,160
Shanghai Zhangjiang High Ltd. (A Shares)	2,500	6,713
Shanxi Lu'an Environmental Energy Development Co. Ltd. (A Shares)	4,000	3,398
Shanxi Meijin Energy Co. Ltd. (A Shares) (a)	5,800	6,407
Shanxi Securities Co. Ltd. (A Shares)	5,070	6,152
Shanxi Taigang Stainless Steel Co. Ltd. (A Shares)	8,000	4,431
Shanxi Xinghuacun Fen Wine Factory Co. Ltd. (A Shares)	1,600	93,201
Shanxi Xishan Coal & Electricity Power Co. Ltd. (A Shares)	5,330	3,997
Shenergy Co. Ltd. (A Shares)	6,400	5,088
Shengyi Technology Co. Ltd.	3,500	13,891
Shennan Circuits Co. Ltd. (A Shares)	640	10,688
Shenwan Hongyuan Group Co. Ltd. (A Shares)	49,000	35,677
Shenzhen Airport Co. Ltd. (A Shares)	2,900	3,533
Shenzhen Capchem Technology Co. Ltd. (A Shares)	1,100	14,187
Shenzhen Energy Group Co. Ltd. (A Shares)	5,040	4,901
Shenzhen Goodix Technology Co. Ltd. (A Shares)	600	13,021
Shenzhen Hepalink Pharmaceutical Group Co. Ltd. (A Shares)	1,600	4,627
Shenzhen Inovance Technology Co. Ltd. (A Shares)	3,200	47,370
Shenzhen Kaifa Technology Co. Ltd. (A Shares)	2,000	6,435
Shenzhen Kangtai Biological Products Co. Ltd.	900	20,709
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. (A Shares)	1,800	125,565
Shenzhen MTC Co. Ltd. (A Shares) (a)	11,600	12,037
Shenzhen Overseas Chinese Town Co. Ltd. (A Shares)	11,100	11,363
Shenzhen Salubris Pharmaceuticals Co. Ltd. (A Shares)	2,000	10,878
Shenzhen SC New Energy Technology Corp. (A Shares)	800	16,596
Shenzhen Sunway Communication Co. Ltd. (A Shares)	1,400	6,996
Shijiazhuang Yiling Pharmaceutical Co. Ltd. (A Shares)	1,700	6,469
Siasun Robot & Automation Co. Ltd. (A Shares) (a)	2,200	4,070
Sichuan Chuantou Energy Co. Ltd. (A Shares)	19,100	32,538
Sichuan Kelun Pharmaceutical Co. Ltd. (A Shares)	2,400	7,113
Sichuan New Hope Agribusiness Co. Ltd. (A Shares)	5,800	19,084
Sichuan Swellfun Co. Ltd. (A Shares)	800	11,189
Sinolink Securities Co. Ltd. (A Shares)	8,100	17,932
Sinoma Science & Technology Co. Ltd. (A Shares)	4,600	18,077
Sinopec Shanghai Petrochemical Co. Ltd.:
(A Shares)	8,500	4,536
(H Shares)	6,000	1,331
Sinopharm Group Co. Ltd. (H Shares)	46,800	114,325
Sinotrans Ltd.	5,900	3,525
Sinotrans Ltd. (H Shares)	19,000	6,396
SKSHU Paint Co. Ltd. (A Shares)	600	13,830
Songcheng Performance Development Co. Ltd. (A Shares)	4,720	12,065
Soochow Securities Co. Ltd. (A Shares)	5,500	7,487
Southwest Securities Co. Ltd. (A Shares)	7,600	5,841
Spring Airlines Co. Ltd. (A Shares)	1,200	11,013
STO Express Co. Ltd.	2,200	3,111
Sungrow Power Supply Co. Ltd. (A Shares)	2,800	45,652
Suning.com Co. Ltd. (A Shares)	12,800	13,163
Sunshine City Group Co. Ltd. (A Shares)	5,500	5,185
Sunwoda Electronic Co. Ltd. (A Shares)	2,300	9,690
Suofeiya Home Collection Co. Ltd. (A Shares)	1,300	6,413
Suzhou Dongshan Precision Manufacturing Co. Ltd. (A Shares)	2,300	7,808
Suzhou Gold Mantis Consolidated Co. Ltd.	3,800	4,706
Tangshan Jidong Cement Co. Ltd. A Shares	2,000	4,222
TBEA Co. Ltd. (A Shares)	5,400	10,711
TCL Corp. (A Shares)	30,400	40,626
The Pacific Securities Co. Ltd. (A Shares) (a)	9,800	4,986
Thunder Software Technology Co. Ltd. (A Shares)	600	13,741
Tianfeng Securities Co. Ltd. (A Shares)	9,800	8,081
Tianjin 712 Communication & Broadcasting Co. Ltd.	1,100	7,088
Tianjin Chase Sun Pharmaceutical Co. Ltd. (A Shares)	4,400	2,786
Tianjin Zhonghuan Semiconductor Co. Ltd. (A Shares)	3,900	16,540
Tianma Microelectronics Co. Ltd. (A Shares)	2,900	7,237
Tianshui Huatian Technology Co. Ltd. (A Shares)	3,800	8,389
Toly Bread Co. Ltd.	800	6,944
TongFu Microelectronics Co. Ltd. (A Shares) (a)	1,600	6,833
Tonghua Dongbao Pharmaceutical Co. Ltd. (A Shares)	3,400	5,914
Tongkun Group Co. Ltd. (A Shares)	2,600	9,384
Tongling Nonferrous Metals Group Co. Ltd. (A Shares)	13,400	4,774
Tongwei Co. Ltd. (A Shares)	5,500	39,361
Tongyu Heavy Industry Co. Ltd. (A Shares)	1,500	5,318
Topchoice Medical Corp. (a)	500	23,644
Transfar Zhilian Co. Ltd.	4,400	4,121
TravelSky Technology Ltd. (H Shares)	27,000	60,315
Tsingtao Brewery Co. Ltd.:
(A Shares)	500	6,907
(H Shares)	14,000	135,156
Unigroup Guoxin Microelectronics Co. Ltd.	900	16,923
Unisplendour Corp. Ltd. (A Shares)	3,920	12,551
Universal Scientific Industrial Shanghai Co. Ltd. (A Shares)	2,000	5,159
Venustech Group, Inc. (A Shares)	1,200	6,181
Visionox Technology, Inc. (A Shares) (a)	1,900	2,811
Walvax Biotechnology Co. Ltd. (A Shares)	2,200	13,554
Wangfujing Group Co. Ltd. (d)	1,700	8,450
Wangsu Science & Technology Co. Ltd. (A Shares)	3,600	3,366
Wanhua Chemical Group Co. Ltd. (A Shares)	5,600	97,403
Weichai Power Co. Ltd.:
(A Shares)	8,900	29,271
(H Shares)	64,000	189,030
Weifu High-Technology Group Co. Ltd. (A Shares)	1,200	4,273
Weihai Guangwei Composites Co. Ltd. (A Shares)	700	9,662
Wens Foodstuffs Group Co. Ltd. (A Shares)	13,260	34,987
Western Securities Co. Ltd. (A Shares)	5,100	7,855
Will Semiconductor Ltd.	800	36,040
Wingtech Technology Co. Ltd. (A Shares)	1,200	19,673
Winning Health Technology Group Co. Ltd. (A Shares)	2,990	7,085
Wuchan Zhongda Group Co. Ltd.	6,700	4,451
Wuhan Guide Infrared Co. Ltd. (A Shares)	2,210	14,657
Wuhan Humanwell Hi-Tech Industry Co. Ltd.	3,600	15,268
Wuhu Sanqi Interactive Entertainment Network Technology Group Co. Ltd. (A Shares)	2,900	14,582
Wuhu Token Science Co. Ltd. (A Shares)	3,400	3,988
Wuliangye Yibin Co. Ltd. (A Shares)	6,600	298,942
WUS Printed Circuit Kunshan Co. Ltd. (A Shares)	2,400	6,407
WuXi AppTec Co. Ltd.	4,300	111,277
WuXi AppTec Co. Ltd. (H Shares) (b)	7,404	176,667
Wuxi Lead Intelligent Equipment Co. Ltd. (A Shares)	1,200	16,709
Wuxi Taiji Industry Co. Ltd. (A Shares)	3,000	3,799
XCMG Construction Machinery Co. Ltd. (A Shares)	11,000	9,173
Xiamen C&D, Inc. (A Shares)	4,100	4,931
Xiamen Intretech, Inc.	600	6,448
Xiamen Tungsten Co. Ltd. (A Shares)	2,000	5,507
Xinhu Zhongbao Co. Ltd. (A Shares)	11,600	5,450
Xinjiang Goldwind Science & Technology Co. Ltd.:
(A Shares)	3,436	7,746
(H Shares)	22,616	47,197
Yantai Eddie Precision Machinery Co. Ltd. (A Shares)	1,500	17,745
Yantai Jereh Oilfield Services (A Shares)	1,400	9,363
Yanzhou Coal Mining Co. Ltd.:
(A Shares)	5,800	7,841
(H Shares)	58,000	44,884
Yealink Network Technology Corp. Ltd.	1,050	13,108
Yifan Pharmaceutical Co. Ltd. (A Shares)	2,000	5,675
Yifeng Pharmacy Chain Co. Ltd.	700	11,054
Yintai Gold Co. Ltd. (A Shares)	3,920	4,873
Yonghui Superstores Co. Ltd. (A Shares)	13,100	13,899
Yonyou Network Technology Co. Ltd. (A Shares)	6,620	44,379
Youngor Group Co. Ltd. (A Shares)	6,400	7,069
YTO Express Group Co. Ltd. (A Shares)	6,100	10,828
Yuan Longping High-tech Agriculture Co. Ltd. (A Shares) (a)	1,900	5,315
Yunda Holding Co. Ltd. (A Shares)	3,380	8,903
Yunnan Baiyao Group Co. Ltd. (A Shares)	2,600	53,786
Yunnan Energy New Material Co. Ltd.	1,100	22,584
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd. (A Shares)	900	41,802
Zhaojin Mining Industry Co. Ltd. (H Shares)	26,000	28,202
Zhejiang Century Huatong Group Co. Ltd. (A Shares)	6,840	6,608
Zhejiang Chint Electric Co. Ltd. (A Shares)	2,900	16,689
Zhejiang Dahua Technology Co. Ltd. (A Shares)	4,200	15,930
Zhejiang Dingli Machinery Co. Ltd. (A Shares)	700	12,655
Zhejiang Expressway Co. Ltd. (H Shares)	34,000	27,496
Zhejiang Huahai Pharmaceutical Co. Ltd. (A Shares)	2,090	7,969
Zhejiang Huayou Cobalt Co. Ltd. (A Shares) (a)	1,600	24,648
Zhejiang Jingsheng Mechanical & Electrical Co. Ltd. (A Shares)	1,800	11,241
Zhejiang Juhua Co. Ltd. (A Shares)	3,900	5,351
Zhejiang Longsheng Group Co. Ltd. (A Shares)	4,700	10,018
Zhejiang NHU Co. Ltd. (A Shares)	5,800	33,522
Zhejiang Sanhua Intelligent Controls Co. Ltd. (A Shares)	8,040	28,731
Zhejiang Semir Garment Co. Ltd. (A Shares)	3,200	4,286
Zhejiang Supor Cookware Co. Ltd.	800	9,907
Zhejiang Weixing New Building Materials Co. Ltd. (A Shares)	2,300	7,600
Zhejiang Wolwo Bio-Pharmaceutical Co. Ltd.	800	11,575
Zhengzhou Yutong Bus Co. Ltd. (A Shares)	3,100	6,723
Zheshang Securities Co. Ltd.	3,900	8,033
ZhongAn Online P & C Insurance Co. Ltd. (H Shares) (a)(b)	11,800	72,749
Zhongji Innolight Co. Ltd. (A Shares)	900	7,253
Zhongjin Gold Co. Ltd. (A Shares)	4,900	6,426
Zhongtian Financial Group Co. Ltd. (A Shares) (a)	9,600	4,033
Zhuhai Wanlida Electric Co. Ltd. (A Shares)	1,500	6,280
Zhuzhou CRRC Times Electric Co. Ltd. (H Shares)	16,800	84,507
Zijin Mining Group Co. Ltd.:
(A Shares)	27,600	41,221
(H Shares)	184,000	205,044
Zoomlion Heavy Industry Science and Technology Co. Ltd.:
(A Shares)	9,700	18,773
(H Shares)	39,600	54,242
ZTE Corp.:
(A Shares)	4,100	20,533
(H Shares)	26,600	75,821

TOTAL CHINA		26,307,648

Colombia - 0.0%
Bancolombia SA	6,259	53,664
Ecopetrol SA	142,112	80,831
Grupo de Inversiones Suramerica SA	5,724	36,406
Interconexion Electrica SA ESP	12,633	81,624

TOTAL COLOMBIA		252,525

Czech Republic - 0.0%
CEZ A/S	5,153	123,980
Komercni Banka A/S (a)	2,493	76,139
MONETA Money Bank A/S (a)(b)	12,666	43,113

TOTAL CZECH REPUBLIC		243,232

Denmark - 1.5%
A.P. Moller - Maersk A/S:
Series A	99	188,191
Series B	190	390,292
Ambu A/S Series B	4,961	235,155
Carlsberg A/S Series B	2,986	438,599
Christian Hansen Holding A/S (a)	3,030	275,185
Coloplast A/S Series B	3,412	510,748
Danske Bank A/S	20,042	344,193
DSV Panalpina A/S	5,909	925,216
Genmab A/S (a)	1,880	751,558
GN Store Nord A/S	3,729	285,976
H Lundbeck A/S	2,172	77,685
Novo Nordisk A/S Series B	50,728	3,534,130
Novozymes A/S Series B	5,979	360,188
ORSTED A/S (b)	5,569	1,060,442
Pandora A/S	2,862	277,019
Rockwool International A/S Series B	224	84,869
Tryg A/S	4,348	135,791
Vestas Wind Systems A/S	5,868	1,259,964
William Demant Holding A/S (a)	3,007	108,336

TOTAL DENMARK		11,243,537

Egypt - 0.0%
Commercial International Bank SAE	33,962	136,518
Commercial International Bank SAE sponsored GDR	3,236	12,782
Eastern Tobacco Co.	26,982	25,247
Elsewedy Electric Co.	19,137	12,693

TOTAL EGYPT		187,240

Finland - 0.8%
Elisa Corp. (A Shares)	4,275	254,623
Fortum Corp.	13,040	316,256
Kesko Oyj	8,120	210,876
Kone OYJ (B Shares)	10,111	796,582
Neste Oyj	12,499	884,000
Nokia Corp. (a)	166,387	800,407
Nordea Bank ABP (Stockholm Stock Exchange)	94,903	769,162
Orion Oyj (B Shares)	3,626	166,509
Sampo Oyj (A Shares)	13,626	573,463
Stora Enso Oyj (R Shares)	18,228	331,809
UPM-Kymmene Corp.	16,389	586,523
Wartsila Corp.	14,628	143,896

TOTAL FINLAND		5,834,106

France - 6.0%
Accor SA (a)	5,093	172,006
Aeroports de Paris SA	827	95,343
Air Liquide SA	13,926	2,277,556
Alstom SA (a)	7,206	390,707
Amundi SA (b)	1,795	133,749
Arkema SA	2,024	224,745
Atos Origin SA (a)	2,915	224,560
AXA SA	56,918	1,260,982
bioMerieux SA	1,196	185,054
BNP Paribas SA (a)	32,918	1,578,605
Bollore SA	23,728	96,348
Bouygues SA	6,696	263,443
Bureau Veritas SA	8,565	225,447
Capgemini SA	4,796	695,512
Carrefour SA	17,755	301,437
CNP Assurances	4,667	70,909
Compagnie de St. Gobain (a)	15,270	759,091
Compagnie Generale des Etablissements Michelin SCA Series B	4,898	674,981
Covivio	1,460	120,215
Credit Agricole SA (a)	33,342	379,535
Danone SA	18,377	1,222,046
Dassault Aviation SA (a)	72	75,361
Dassault Systemes SA	3,775	754,745
Edenred SA	7,145	388,192
EDF SA	17,246	215,149
Eiffage SA (a)	2,345	213,262
ENGIE (a)	54,874	853,714
Essilor International SA	8,367	1,187,991
Eurazeo SA (a)	1,157	81,156
Faurecia SA (a)	2,222	116,894
Gecina SA	1,263	180,247
Getlink SE (a)	12,076	186,409
Hermes International SCA	919	939,712
Iliad SA	407	75,396
Ipsen SA	1,066	93,207
Kering SA	2,238	1,470,945
Klepierre SA	5,399	130,187
L'Oreal SA	7,403	2,604,378
La Francaise des Jeux SAEM (b)	2,345	100,883
Legrand SA	8,160	751,605
LVMH Moet Hennessy Louis Vuitton SE	8,137	4,919,594
Natixis SA (a)	26,555	100,641
Orange SA	59,560	699,022
Orpea (a)	1,604	222,100
Pernod Ricard SA	6,255	1,181,881
Publicis Groupe SA	6,025	312,646
Remy Cointreau SA	607	112,777
Renault SA	6,010	257,021
Safran SA (a)	9,967	1,252,929
Sanofi SA	33,350	3,136,511
Sartorius Stedim Biotech	791	331,172
Schneider Electric SA	16,005	2,342,505
SCOR SE	4,364	132,928
SEB SA	595	113,292
Societe Generale Series A	23,572	439,453
Sodexo SA	2,689	239,717
SR Teleperformance SA	1,684	552,186
Suez Environnement SA	9,785	201,274
Thales SA	3,135	282,216
Total SA	74,273	3,130,490
Ubisoft Entertainment SA (a)	2,655	265,491
Valeo SA	6,335	237,093
Veolia Environnement SA	15,637	418,617
VINCI SA	15,279	1,416,794
Vivendi SA	23,653	726,788
Wendel SA	765	88,380
Worldline SA (a)(b)	7,109	604,417

TOTAL FRANCE		45,489,639

Germany - 5.1%
adidas AG	5,601	1,780,839
Allianz SE	12,178	2,756,507
BASF AG	26,999	2,086,652
Bayer AG	28,936	1,751,291
Bayerische Motoren Werke AG (BMW)	9,694	823,608
Bechtle AG	758	161,069
Beiersdorf AG	2,953	322,335
Brenntag AG	4,458	350,244
Carl Zeiss Meditec AG	1,098	171,890
Commerzbank AG	28,148	187,191
Continental AG	3,162	442,535
Covestro AG (b)	5,267	358,962
Daimler AG (Germany)	25,250	1,780,921
Delivery Hero AG (a)(b)	3,806	579,656
Deutsche Bank AG (a)	57,742	586,439
Deutsche Borse AG	5,742	923,984
Deutsche Lufthansa AG (a)	8,246	106,524
Deutsche Post AG	29,172	1,440,954
Deutsche Telekom AG	97,339	1,730,937
Deutsche Wohnen AG (Bearer)	9,816	486,971
E.ON AG	68,354	723,086
Evonik Industries AG	6,136	202,392
Fresenius Medical Care AG & Co. KGaA	6,288	508,692
Fresenius SE & Co. KGaA	12,436	554,922
GEA Group AG	4,061	140,652
Hannover Reuck SE	1,733	269,195
HeidelbergCement AG	4,258	315,308
HelloFresh AG (a)	4,228	358,136
Henkel AG & Co. KGaA	3,163	296,329
Hochtief AG	764	71,159
Infineon Technologies AG	38,272	1,533,314
KION Group AG	2,093	181,252
Knorr-Bremse AG	2,779	368,205
Lanxess AG	2,288	172,594
LEG Immobilien AG	2,068	297,139
Merck KGaA	3,784	632,328
MTU Aero Engines Holdings AG	1,544	359,754
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	4,116	1,092,900
Nemetschek Se	1,567	110,675
Puma AG	2,832	277,623
Rational AG	138	132,887
RWE AG	19,072	820,716
SAP SE	30,608	3,883,790
Scout24 AG (b)	3,196	247,449
Siemens AG	22,431	3,482,673
Siemens Healthineers AG (b)	7,640	429,086
Symrise AG	3,681	458,769
TeamViewer AG (a)(b)	4,180	216,652
Telefonica Deutschland Holding AG	30,030	82,397
Uniper SE	6,036	211,692
United Internet AG	3,071	133,606
Volkswagen AG	1,022	216,423
Vonovia SE	15,517	1,038,322
Zalando SE (a)(b)	4,487	515,769

TOTAL GERMANY		39,165,395

Greece - 0.0%
Ff Group (a)(d)	256	373
Hellenic Telecommunications Organization SA	6,625	96,477
Jumbo SA	2,738	43,029
OPAP SA	6,339	77,850

TOTAL GREECE		217,729

Hong Kong - 1.9%
AIA Group Ltd.	355,200	4,282,559
Bank of East Asia Ltd.	36,166	78,459
Beijing Enterprises Holdings Ltd.	25,500	83,539
BOC Hong Kong (Holdings) Ltd.	106,500	318,679
BYD Electronic International Co. Ltd.	19,000	131,596
China Everbright International Ltd.	131,888	74,337
China Everbright Ltd.	24,000	30,924
China Jinmao Holdings Group Ltd.	152,000	59,794
China Merchants Holdings International Co. Ltd.	42,131	58,796
China Overseas Land and Investment Ltd.	115,500	260,399
China Power International Development Ltd.	314,000	70,469
China Resources Beer Holdings Co. Ltd.	42,000	371,070
China Resources Pharmaceutical Group Ltd. (b)	90,000	47,361
China Resources Power Holdings Co. Ltd.	96,000	101,655
China Taiping Insurance Group Ltd.	44,400	78,684
China Traditional Chinese Medicine Holdings Co. Ltd. (d)	70,000	38,822
CITIC Pacific Ltd.	194,000	151,632
CLP Holdings Ltd.	48,000	450,459
CSPC Pharmaceutical Group Ltd.	269,760	275,562
Far East Horizon Ltd.	58,000	59,846
Fosun International Ltd.	73,500	111,863
Galaxy Entertainment Group Ltd.	62,000	470,203
Guangdong Investment Ltd.	82,000	144,048
Hang Lung Properties Ltd.	56,000	149,512
Hang Seng Bank Ltd.	22,000	398,104
Henderson Land Development Co. Ltd.	54,010	220,900
Hong Kong & China Gas Co. Ltd.	312,777	449,221
Hong Kong Exchanges and Clearing Ltd.	35,349	2,267,771
Hua Hong Semiconductor Ltd. (a)(b)	13,000	78,386
i-CABLE Communications Ltd. (a)	531	4
Lenovo Group Ltd.	208,000	244,935
Link (REIT)	61,705	538,797
MTR Corp. Ltd.	44,945	261,731
New World Development Co. Ltd.	47,267	219,776
PCCW Ltd.	117,064	65,226
Power Assets Holdings Ltd.	43,000	229,052
Shenzhen Investment Ltd.	73,881	24,490
Sino Land Ltd.	88,997	123,970
Sinotruk Hong Kong Ltd.	20,000	62,425
SJM Holdings Ltd.	54,000	58,087
Sun Art Retail Group Ltd.	63,000	65,411
Sun Hung Kai Properties Ltd.	37,500	512,258
Swire Pacific Ltd. (A Shares)	14,000	87,666
Swire Properties Ltd.	32,200	93,652
Techtronic Industries Co. Ltd.	40,500	610,118
Wharf Holdings Ltd.	42,000	92,849
Yuexiu Property Co. Ltd.	424,000	83,124

TOTAL HONG KONG		14,688,221

Hungary - 0.1%
MOL Hungarian Oil and Gas PLC Series A (For. Reg.) (a)	11,665	88,017
OTP Bank PLC (a)	6,385	292,970
Richter Gedeon PLC	3,811	107,833

TOTAL HUNGARY		488,820

India - 2.8%
ACC Ltd.	3,164	69,648
Adani Green Energy Ltd. (a)	11,025	152,059
Adani Ports & Special Economic Zone Ltd.	17,895	125,186
Ambuja Cements Ltd.	23,974	80,072
Apollo Hospitals Enterprise Ltd.	2,846	100,046
Asian Paints Ltd.	11,061	365,464
Aurobindo Pharma Ltd.	9,500	118,033
Avenue Supermarts Ltd. (a)(b)	4,836	175,990
Axis Bank Ltd. (a)	68,899	626,862
Bajaj Auto Ltd.	2,290	125,903
Bajaj Finance Ltd.	7,777	505,361
Bajaj Finserv Ltd.	1,160	138,874
Balkrishna Industries Ltd.	3,232	70,458
Bandhan Bank Ltd. (a)(b)	21,204	90,057
Berger Paints India Ltd.	9,709	94,192
Bharat Forge Ltd.	7,578	60,720
Bharat Petroleum Corp. Ltd.	19,069	100,396
Bharti Airtel Ltd.	36,576	277,909
Biocon Ltd. (a)	10,195	52,024
Britannia Industries Ltd.	2,554	122,726
Cipla Ltd.	14,275	161,813
Coal India Ltd.	44,863	77,522
Colgate-Palmolive Ltd.	1,560	34,328
Container Corp. of India Ltd.	4,916	29,249
Dabur India Ltd.	17,566	124,054
Divi's Laboratories Ltd.	3,533	163,405
DLF Ltd.	13,618	47,745
Dr. Reddy's Laboratories Ltd.	3,422	214,692
Eicher Motors Ltd.	4,237	159,588
GAIL India Ltd.	56,866	97,795
Godrej Consumer Products Ltd.	13,827	141,316
Grasim Industries Ltd.	9,405	136,267
Havells India Ltd.	8,057	115,530
HCL Technologies Ltd.	30,873	387,290
HDFC Asset Management Co. Ltd. (b)	2,078	82,041
HDFC Standard Life Insurance Co. Ltd. (a)(b)	21,695	201,868
Hero Motocorp Ltd.	3,023	135,095
Hindalco Industries Ltd.	41,550	129,053
Hindustan Petroleum Corp. Ltd.	14,660	43,984
Hindustan Unilever Ltd.	23,405	727,238
Housing Development Finance Corp. Ltd.	49,689	1,621,610
ICICI Bank Ltd. (a)	147,291	1,090,191
ICICI Lombard General Insurance Co. Ltd. (a)(b)	6,369	114,993
ICICI Prudential Life Insurance Co. Ltd. (a)(b)	12,736	84,079
Indian Oil Corp. Ltd.	76,332	97,694
Indraprastha Gas Ltd.	7,155	50,653
Indus Towers Ltd.	11,300	35,904
Info Edge India Ltd.	1,879	112,544
Infosys Ltd.	99,078	1,681,151
InterGlobe Aviation Ltd. (a)(b)	2,121	45,056
Ipca Laboratories Ltd.	2,372	60,295
ITC Ltd.	88,801	247,719
JSW Steel Ltd.	27,075	136,323
Jubilant Foodworks Ltd.	1,663	59,119
Kotak Mahindra Bank Ltd. (a)	15,751	370,308
Larsen & Toubro Infotech Ltd. (b)	1,648	89,658
Larsen & Toubro Ltd.	18,352	336,185
Lupin Ltd. (a)	7,393	102,240
Mahindra & Mahindra Ltd.	23,492	241,691
Marico Ltd.	10,929	62,340
Maruti Suzuki India Ltd.	3,888	384,566
Motherson Sumi Systems Ltd.	30,695	61,066
MRF Ltd.	74	85,385
Muthoot Finance Ltd.	4,427	67,192
Nestle India Ltd.	885	207,221
NTPC Ltd.	120,364	146,945
Oil & Natural Gas Corp. Ltd.	80,227	97,228
Page Industries Ltd.	250	93,248
Petronet LNG Ltd.	24,427	79,456
PI Industries Ltd.	2,848	78,908
Pidilite Industries Ltd.	2,907	66,640
Piramal Enterprises Ltd.	2,853	51,353
Power Grid Corp. of India Ltd.	52,048	131,763
Rec Ltd.	16,216	29,490
Reliance Industries Ltd.	83,441	2,109,445
SBI Life Insurance Co. Ltd. (a)(b)	12,863	152,614
Shree Cement Ltd.	374	116,899
Shriram Transport Finance Co. Ltd.	5,593	99,129
Siemens India Ltd.	3,331	72,529
State Bank of India (a)	54,175	209,755
Sun Pharmaceutical Industries Ltd.	26,155	210,432
Tata Consultancy Services Ltd.	28,247	1,206,235
Tata Consumer Products Ltd. (a)	15,355	117,976
Tata Motors Ltd. (a)	51,597	184,709
Tata Steel Ltd.	17,966	148,196
Tech Mahindra Ltd.	21,239	280,252
Titan Co. Ltd.	10,709	208,756
Torrent Pharmaceuticals Ltd.	1,829	65,472
Trent Ltd.	5,902	50,348
Ultratech Cemco Ltd.	3,490	255,176
United Spirits Ltd. (a)	11,399	90,538
UPL Ltd.	15,234	117,224
Vedanta Ltd.	57,773	127,860
Wipro Ltd.	32,232	184,858
Yes Bank Ltd. (a)	295,647	63,909
Zee Entertainment Enterprises Ltd.	27,018	81,581

TOTAL INDIA		21,035,960

Indonesia - 0.4%
PT ACE Hardware Indonesia Tbk	173,700	19,314
PT Adaro Energy Tbk	350,700	29,996
PT Astra International Tbk	590,400	256,696
PT Bank Central Asia Tbk	305,600	736,228
PT Bank Mandiri (Persero) Tbk	549,400	257,037
PT Bank Negara Indonesia (Persero) Tbk	214,400	84,813
PT Bank Rakyat Indonesia Tbk	1,707,300	508,661
PT Barito Pacific Tbk (a)	781,200	49,277
PT Charoen Pokphand Indonesia Tbk	208,100	85,287
PT Gudang Garam Tbk (a)	12,200	32,804
PT Indah Kiat Pulp & Paper Tbk	81,400	74,844
PT Indocement Tunggal Prakarsa Tbk	35,800	34,129
PT Indofood CBP Sukses Makmur Tbk	57,000	36,971
PT Indofood Sukses Makmur Tbk	125,500	54,118
PT Kalbe Farma Tbk	634,900	66,296
PT Merdeka Copper Gold Tbk (a)	288,600	52,454
PT Perusahaan Gas Negara Tbk Series B	270,400	25,922
PT Sarana Menara Nusantara Tbk	663,100	45,372
PT Semen Gresik (Persero) Tbk	83,000	62,708
PT Telekomunikasi Indonesia Tbk Series B	1,444,400	320,177
PT Unilever Indonesia Tbk	206,300	101,827
PT United Tractors Tbk	49,900	81,270

TOTAL INDONESIA		3,016,201

Ireland - 0.5%
CRH PLC	22,926	940,765
CRH PLC sponsored ADR	17	699
DCC PLC (United Kingdom)	3,011	227,564
Flutter Entertainment PLC	577	107,716
Flutter Entertainment PLC (Ireland)	4,197	783,599
James Hardie Industries PLC CDI (a)	12,683	356,605
Kerry Group PLC Class A	4,580	621,947
Kingspan Group PLC (Ireland) (a)	4,434	301,329
Smurfit Kappa Group PLC	6,940	334,186

TOTAL IRELAND		3,674,410

Isle of Man - 0.1%
Entain PLC (a)	16,634	282,837
NEPI Rockcastle PLC	11,462	68,994

TOTAL ISLE OF MAN		351,831

Israel - 0.4%
Azrieli Group	1,151	70,804
Bank Hapoalim BM (Reg.) (a)	30,967	220,671
Bank Leumi le-Israel BM	39,708	247,892
Check Point Software Technologies Ltd. (a)	3,231	412,728
CyberArk Software Ltd. (a)	1,227	196,627
Elbit Systems Ltd. (Israel)	793	110,362
Icl Group Ltd.	19,304	103,817
Israel Discount Bank Ltd. (Class A)	31,772	124,524
Mizrahi Tefahot Bank Ltd.	3,797	89,370
NICE Systems Ltd. (a)	1,739	450,141
Teva Pharmaceutical Industries Ltd. sponsored ADR (a)	33,095	389,859
Wix.com Ltd. (a)	1,684	416,032

TOTAL ISRAEL		2,832,827

Italy - 1.1%
Amplifon SpA	3,894	154,668
Assicurazioni Generali SpA	31,519	538,941
Atlantia SpA (a)	14,448	229,775
Davide Campari Milano NV	15,497	166,925
DiaSorin S.p.A.	686	150,349
Enel SpA	237,820	2,358,697
Eni SpA	76,444	772,144
FinecoBank SpA	17,201	268,756
Infrastrutture Wireless Italiane SpA (b)	9,768	105,085
Intesa Sanpaolo SpA	501,434	1,093,180
Mediobanca SpA (a)	17,539	156,739
Moncler SpA	5,534	313,023
Nexi SpA (a)(b)	13,314	236,703
Poste Italiane SpA (b)	14,323	140,374
Prysmian SpA	7,945	256,854
Recordati SpA	3,262	169,111
Snam Rete Gas SpA	59,680	313,454
Telecom Italia SpA	308,560	132,121
Telecom Italia SpA (Risparmio Shares)	152,307	72,269
Terna SpA	39,458	287,018
UniCredit SpA	61,043	559,813

TOTAL ITALY		8,475,999

Japan - 15.3%
ABC-MART, Inc.	1,200	68,166
ACOM Co. Ltd.	19,900	87,393
Advantest Corp.	5,900	466,953
AEON Co. Ltd. (c)	18,700	584,860
AEON MALL Co. Ltd.	2,400	38,768
AGC, Inc.	6,100	211,399
Air Water, Inc.	5,300	85,664
Aisin Seiki Co. Ltd.	4,800	146,871
Ajinomoto Co., Inc.	13,500	318,731
Alfresa Holdings Corp.	6,100	121,423
Amada Co. Ltd.	9,800	109,934
Ana Holdings, Inc. (a)	4,300	91,136
Asahi Group Holdings	13,100	526,776
ASAHI INTECC Co. Ltd.	5,700	187,197
Asahi Kasei Corp.	36,200	402,453
Astellas Pharma, Inc.	55,700	904,124
Azbil Corp.	3,800	193,728
Bandai Namco Holdings, Inc.	5,800	495,086
Bank of Kyoto Ltd.	1,600	83,861
Bridgestone Corp.	15,500	572,381
Brother Industries Ltd.	6,300	139,900
Calbee, Inc.	2,800	82,734
Canon, Inc.	29,800	659,221
Capcom Co. Ltd.	2,400	150,995
Casio Computer Co. Ltd.	5,400	95,374
Central Japan Railway Co.	4,200	601,407
Chiba Bank Ltd.	14,600	79,311
Chubu Electric Power Co., Inc.	18,000	220,221
Chugai Pharmaceutical Co. Ltd.	19,800	1,034,375
Chugoku Electric Power Co., Inc.	7,800	95,987
Coca-Cola West Co. Ltd.	4,900	74,147
Concordia Financial Group Ltd.	28,000	101,313
Cosmos Pharmaceutical Corp.	600	91,537
CyberAgent, Inc.	2,900	181,899
Dai Nippon Printing Co. Ltd.	7,400	127,166
Dai-ichi Mutual Life Insurance Co.	30,900	467,873
Daifuku Co. Ltd.	3,000	341,687
Daiichi Sankyo Kabushiki Kaisha	50,100	1,609,494
Daikin Industries Ltd.	7,300	1,541,267
Daito Trust Construction Co. Ltd.	1,800	187,140
Daiwa House Industry Co. Ltd.	16,300	461,324
Daiwa House REIT Investment Corp.	52	139,650
Daiwa Securities Group, Inc.	42,700	202,687
DENSO Corp.	12,400	687,449
Dentsu Group, Inc.	6,800	215,208
Disco Corp.	900	292,568
East Japan Railway Co.	9,000	593,659
Eisai Co. Ltd.	7,400	539,961
ENEOS Holdings, Inc.	92,800	375,382
FANUC Corp.	5,700	1,488,095
Fast Retailing Co. Ltd.	1,700	1,457,769
Fuji Electric Co. Ltd.	4,300	170,982
Fujifilm Holdings Corp.	10,700	611,589
Fujitsu Ltd.	5,800	885,079
Fukuoka Financial Group, Inc.	4,600	82,255
GLP J-REIT	112	179,422
GMO Payment Gateway, Inc.	1,200	171,388
Hakuhodo DY Holdings, Inc.	6,400	92,507
Hamamatsu Photonics K.K.	4,100	237,596
Hankyu Hanshin Holdings, Inc.	7,300	235,214
Harmonic Drive Systems, Inc.	1,100	82,228
Hikari Tsushin, Inc.	600	125,848
Hino Motors Ltd.	8,100	69,675
Hirose Electric Co. Ltd.	910	142,566
Hisamitsu Pharmaceutical Co., Inc.	1,400	83,670
Hitachi Construction Machinery Co. Ltd.	2,900	84,166
Hitachi Ltd.	28,600	1,175,728
Hitachi Metals Ltd.	5,900	94,010
Honda Motor Co. Ltd.	48,300	1,275,444
Hoshizaki Corp.	1,400	123,767
Hoya Corp.	11,100	1,419,490
Hulic Co. Ltd.	8,200	92,690
Ibiden Co. Ltd.	3,300	153,115
Idemitsu Kosan Co. Ltd.	6,166	144,459
Iida Group Holdings Co. Ltd.	4,000	88,100
INPEX Corp.	30,000	173,278
Isuzu Motors Ltd.	17,800	169,937
ITO EN Ltd.	1,500	93,513
Itochu Corp.	40,200	1,150,408
ITOCHU Techno-Solutions Corp.	2,900	102,162
Japan Airlines Co. Ltd. (a)	4,200	74,701
Japan Airport Terminal Co. Ltd.	1,400	73,512
Japan Exchange Group, Inc.	14,600	340,799
Japan Post Bank Co. Ltd.	10,800	93,209
Japan Post Holdings Co. Ltd.	44,700	355,014
Japan Post Insurance Co. Ltd.	6,400	125,440
Japan Real Estate Investment Corp.	36	218,932
Japan Retail Fund Investment Corp.	71	134,212
Japan Tobacco, Inc.	34,100	676,335
JFE Holdings, Inc. (a)	14,300	124,099
JSR Corp.	5,900	179,966
Kajima Corp.	12,600	168,529
Kakaku.com, Inc.	3,900	112,817
Kansai Electric Power Co., Inc.	21,600	211,370
Kansai Paint Co. Ltd.	4,800	141,372
Kao Corp.	14,600	1,058,916
KDDI Corp.	47,400	1,393,215
Keihan Electric Railway Co., Ltd.	2,700	122,827
Keikyu Corp.	6,200	99,205
Keio Corp.	2,900	211,800
Keisei Electric Railway Co.	3,800	128,608
Keyence Corp.	5,400	2,894,229
Kikkoman Corp.	4,200	295,919
Kintetsu Group Holdings Co. Ltd.	5,500	230,512
Kirin Holdings Co. Ltd.	23,700	508,188
Kobayashi Pharmaceutical Co. Ltd.	1,400	157,449
Kobe Bussan Co. Ltd.	3,500	97,102
Koito Manufacturing Co. Ltd.	3,000	192,754
Komatsu Ltd.	26,100	715,127
Konami Holdings Corp.	2,600	158,862
Kose Corp.	1,000	160,676
Kubota Corp.	30,800	676,015
Kuraray Co. Ltd.	8,700	93,026
Kurita Water Industries Ltd.	2,700	109,423
Kyocera Corp.	9,600	613,971
Kyowa Hakko Kirin Co., Ltd.	8,400	248,604
Kyushu Electric Power Co., Inc.	10,700	98,986
Kyushu Railway Co.	5,300	111,065
Lasertec Corp.	2,300	308,511
Lawson, Inc.	1,600	77,598
Lion Corp.	6,200	141,882
LIXIL Group Corp.	8,400	195,755
M3, Inc.	12,930	1,087,653
Makita Corp.	6,400	304,893
Marubeni Corp.	48,200	319,493
Marui Group Co. Ltd.	6,800	121,270
Mazda Motor Corp.	19,300	137,087
McDonald's Holdings Co. (Japan) Ltd.	1,600	77,903
Medipal Holdings Corp.	5,600	114,465
Meiji Holdings Co. Ltd.	3,700	252,213
Mercari, Inc. (a)	2,700	129,916
Minebea Mitsumi, Inc.	10,600	234,679
Misumi Group, Inc.	7,900	256,809
Mitsubishi Chemical Holdings Corp.	37,500	255,764
Mitsubishi Corp.	38,900	983,224
Mitsubishi Electric Corp.	55,700	847,903
Mitsubishi Estate Co. Ltd.	34,200	539,390
Mitsubishi Gas Chemical Co., Inc.	4,700	107,241
Mitsubishi Heavy Industries Ltd.	9,300	266,184
Mitsubishi UFJ Financial Group, Inc.	355,500	1,605,360
Mitsubishi UFJ Lease & Finance Co. Ltd.	9,700	47,414
Mitsui & Co. Ltd.	47,900	885,564
Mitsui Chemicals, Inc.	5,200	148,784
Mitsui Fudosan Co. Ltd.	26,500	535,971
Miura Co. Ltd.	2,500	142,012
Mizuho Financial Group, Inc.	68,710	904,260
MonotaRO Co. Ltd.	3,600	180,438
MS&AD Insurance Group Holdings, Inc.	12,800	367,093
Murata Manufacturing Co. Ltd.	16,900	1,623,212
Nabtesco Corp.	3,100	138,656
Nagoya Railroad Co. Ltd.	5,000	126,975
NEC Corp.	7,500	408,134
New Hampshire Foods Ltd.	2,300	98,372
Nexon Co. Ltd.	13,900	422,660
NGK Insulators Ltd.	8,600	150,086
NGK Spark Plug Co. Ltd.	3,900	72,307
Nidec Corp.	13,300	1,769,940
Nihon M&A Center, Inc.	4,400	255,401
Nintendo Co. Ltd.	3,300	1,899,597
Nippon Building Fund, Inc.	45	271,517
Nippon Express Co. Ltd.	2,000	135,758
Nippon Paint Holdings Co. Ltd.	4,200	377,717
Nippon Prologis REIT, Inc.	57	185,837
Nippon Sanso Holdings Corp.	4,200	80,756
Nippon Shinyaku Co. Ltd.	1,200	88,329
Nippon Steel & Sumitomo Metal Corp. (a)	23,500	270,796
Nippon Telegraph & Telephone Corp.	38,000	949,765
Nippon Yusen KK	6,300	144,711
Nissan Chemical Corp.	3,400	193,460
Nissan Motor Co. Ltd. (a)	71,000	366,055
Nisshin Seifun Group, Inc.	5,500	92,520
Nissin Food Holdings Co. Ltd.	2,000	172,801
Nitori Holdings Co. Ltd.	2,300	456,509
Nitto Denko Corp.	4,540	410,462
Nomura Holdings, Inc.	90,600	479,369
Nomura Real Estate Holdings, Inc.	3,700	82,446
Nomura Real Estate Master Fund, Inc.	114	172,940
Nomura Research Institute Ltd.	9,200	310,487
NSK Ltd.	9,800	88,602
NTT Data Corp.	18,200	260,980
Obayashi Corp.	18,100	151,373
OBIC Co. Ltd.	2,000	375,388
Odakyu Electric Railway Co. Ltd.	9,000	260,776
Oji Holdings Corp.	25,000	150,843
Olympus Corp.	34,700	625,955
OMRON Corp.	5,600	494,000
Ono Pharmaceutical Co. Ltd.	10,700	319,228
Oracle Corp. Japan	1,100	129,696
Oriental Land Co. Ltd.	5,900	920,951
ORIX Corp.	37,800	604,468
ORIX JREIT, Inc.	70	117,084
Osaka Gas Co. Ltd.	10,300	190,080
Otsuka Corp.	2,900	145,907
Otsuka Holdings Co. Ltd.	12,000	511,184
Pan Pacific International Holdings Ltd.	11,890	266,757
Panasonic Corp.	64,800	841,249
PeptiDream, Inc. (a)	2,700	157,497
Persol Holdings Co. Ltd.	4,900	91,643
Pigeon Corp.	3,200	143,892
Pola Orbis Holdings, Inc.	2,300	45,958
Rakuten, Inc.	25,200	247,561
Recruit Holdings Co. Ltd.	40,000	1,739,897
Renesas Electronics Corp. (a)	22,400	256,623
Resona Holdings, Inc.	58,200	201,696
Ricoh Co. Ltd.	18,700	141,038
Rinnai Corp.	1,000	104,444
ROHM Co. Ltd.	2,600	263,363
Ryohin Keikaku Co. Ltd.	7,400	176,690
Santen Pharmaceutical Co. Ltd.	10,600	175,174
SBI Holdings, Inc. Japan	6,600	164,331
SCSK Corp.	1,600	88,902
Secom Co. Ltd.	6,400	579,052
Sega Sammy Holdings, Inc.	4,900	77,983
Seibu Holdings, Inc.	7,600	69,800
Seiko Epson Corp.	7,800	132,029
Sekisui Chemical Co. Ltd.	10,800	194,255
Sekisui House Ltd.	18,100	348,884
Seven & i Holdings Co. Ltd.	22,300	851,593
SG Holdings Co. Ltd.	9,100	233,788
Sharp Corp.	5,700	118,304
Shimadzu Corp.	6,400	243,487
Shimamura Co. Ltd.	600	66,447
SHIMANO, Inc.	2,200	516,788
SHIMIZU Corp.	15,000	105,542
Shin-Etsu Chemical Co. Ltd.	10,400	1,804,573
Shinsei Bank Ltd.	4,800	58,932
Shionogi & Co. Ltd.	7,700	418,033
Shiseido Co. Ltd.	11,900	771,293
Shizuoka Bank Ltd.	11,100	80,538
SMC Corp.	1,700	1,028,326
SoftBank Corp.	84,800	1,114,799
SoftBank Group Corp.	46,100	3,571,505
Sohgo Security Services Co., Ltd.	2,000	98,334
Sompo Holdings, Inc.	9,600	381,910
Sony Corp.	37,000	3,541,368
Square Enix Holdings Co. Ltd.	2,600	149,430
Stanley Electric Co. Ltd.	3,900	121,753
Subaru Corp.	17,900	342,808
Sumco Corp.	8,300	174,804
Sumitomo Chemical Co. Ltd.	46,200	217,448
Sumitomo Corp.	34,400	455,514
Sumitomo Dainippon Pharma Co., Ltd.	5,000	81,006
Sumitomo Electric Industries Ltd.	21,900	291,143
Sumitomo Metal Mining Co. Ltd.	6,700	290,656
Sumitomo Mitsui Financial Group, Inc.	38,000	1,180,596
Sumitomo Mitsui Trust Holdings, Inc.	9,400	281,227
Sumitomo Realty & Development Co. Ltd.	9,900	298,574
Sundrug Co. Ltd.	2,200	87,269
Suntory Beverage & Food Ltd.	4,100	143,066
Suzuken Co. Ltd.	2,100	81,197
Suzuki Motor Corp.	11,000	494,420
Sysmex Corp.	5,400	630,760
T&D Holdings, Inc.	14,800	171,391
Taiheiyo Cement Corp.	4,000	99,365
Taisei Corp.	5,300	171,278
Taisho Pharmaceutical Holdings Co. Ltd.	900	58,685
Takeda Pharmaceutical Co. Ltd.	46,877	1,648,647
TDK Corp.	3,892	627,209
TECMO KOEI HOLDINGS CO., LTD.	1,300	74,591
Teijin Ltd.	5,000	91,317
Terumo Corp.	19,200	745,124
THK Co. Ltd.	3,300	104,597
TIS, Inc.	6,700	149,038
Tobu Railway Co. Ltd.	5,200	146,302
Toho Co. Ltd.	3,000	115,853
Toho Gas Co. Ltd.	2,100	123,299
Tohoku Electric Power Co., Inc.	11,500	98,482
Tokio Marine Holdings, Inc.	18,700	916,388
Tokyo Century Corp.	1,200	96,921
Tokyo Electric Power Co., Inc. (a)	44,900	171,893
Tokyo Electron Ltd.	4,400	1,672,290
Tokyo Gas Co. Ltd.	11,000	240,436
Tokyu Corp.	15,300	179,373
Tokyu Fudosan Holdings Corp.	16,900	95,354
Toppan Printing Co. Ltd.	8,000	113,647
Toray Industries, Inc.	40,800	265,339
Toshiba Corp.	11,300	368,414
Tosoh Corp.	7,000	120,158
Toto Ltd.	4,400	243,219
Toyo Suisan Kaisha Ltd.	2,500	123,156
Toyoda Gosei Co. Ltd.	1,600	42,114
Toyota Industries Corp.	4,000	314,287
Toyota Motor Corp.	62,300	4,369,463
Toyota Tsusho Corp.	6,200	241,797
Trend Micro, Inc.	3,900	213,719
Tsuruha Holdings, Inc.	1,100	146,184
Unicharm Corp.	12,000	538,451
United Urban Investment Corp.	80	108,683
USS Co. Ltd.	6,000	118,001
Welcia Holdings Co. Ltd.	2,600	88,367
West Japan Railway Co.	4,800	254,790
Yakult Honsha Co. Ltd.	3,800	193,728
Yamada Holdings Co. Ltd.	19,500	99,227
Yamaha Corp.	3,700	208,058
Yamaha Motor Co. Ltd.	8,600	188,840
Yamato Holdings Co. Ltd.	8,400	208,587
Yamazaki Baking Co. Ltd.	3,300	60,647
Yaskawa Electric Corp.	6,900	353,086
Yokogawa Electric Corp.	6,600	142,088
Z Holdings Corp.	76,000	471,912
ZOZO, Inc.	3,400	95,205

TOTAL JAPAN		116,406,544

Korea (South) - 3.8%
Alteogen, Inc.	470	55,935
AMOREPACIFIC Corp.	751	149,745
AMOREPACIFIC Group, Inc.	696	36,655
BGF Retail Co. Ltd.	192	29,185
Celltrion Healthcare Co. Ltd. (a)	2,081	267,384
Celltrion Pharm, Inc. (a)	486	76,047
Celltrion, Inc. (a)	2,846	824,492
Cheil Worldwide, Inc.	1,588	27,404
CJ CheilJedang Corp.	231	87,989
CJ Corp.	382	32,141
CJ ENM Co. Ltd.	477	65,213
CJ Logistics Corp. (a)	215	32,296
Coway Co. Ltd. (a)	1,272	79,273
Daewoo Shipbuilding & Marine Engineering Co. Ltd. (a)	899	19,654
Db Insurance Co. Ltd.	1,198	39,420
Doosan Bobcat, Inc.	1,210	32,836
Doosan Heavy Industries & Construction Co. Ltd. (a)	5,337	56,071
DuzonBizon Co. Ltd.	464	41,447
E-Mart Co. Ltd.	550	80,652
Fila Holdings Corp.	1,174	44,823
GS Engineering & Construction Corp.	1,761	60,070
GS Holdings Corp.	1,755	56,884
GS Retail Co. Ltd.	658	20,416
Hana Financial Group, Inc.	8,258	241,082
Hankook Tire Co. Ltd.	2,018	74,250
Hanmi Pharm Co. Ltd.	188	64,382
Hanon Systems	5,179	77,334
Hanwha Corp.	992	28,517
Hanwha Solutions Corp.	2,922	130,112
Hanwha Solutions Corp. rights 2/25/21 (a)	457	2,002
HLB, Inc.	1,284	103,327
Hotel Shilla Co.	912	65,971
Hyundai Engineering & Construction Co. Ltd.	2,241	80,652
Hyundai Fire & Marine Insurance Co. Ltd.	1,496	26,619
Hyundai Glovis Co. Ltd.	515	87,492
Hyundai Mobis	1,952	554,154
Hyundai Motor Co.	3,922	803,063
Hyundai Robotics Co. Ltd.	234	49,169
Hyundai Steel Co.	2,419	83,922
Industrial Bank of Korea	6,302	44,121
Kakao Corp.	1,686	664,818
Kangwon Land, Inc.	3,413	71,868
KB Financial Group, Inc.	11,438	413,049
Kia Motors Corp.	7,769	573,094
KMW Co. Ltd. (a)	886	61,000
Korea Aerospace Industries Ltd.	1,756	48,752
Korea Electric Power Corp. (a)	7,764	158,453
Korea Gas Corp.	632	17,518
Korea Investment Holdings Co. Ltd.	1,165	84,688
Korea Shipbuilding & Offshore Engineering Co. Ltd. (a)	1,078	90,605
Korea Zinc Co. Ltd.	257	93,297
Korean Air Lines Co. Ltd. (a)	2,616	67,132
Korean Air Lines Co. Ltd. rights 3/5/21 (a)	2,072	17,786
KT&G Corp.	3,484	249,838
Kumho Petro Chemical Co. Ltd.	519	114,855
LG Chemical Ltd.	1,282	1,051,149
LG Corp.	2,753	243,942
LG Display Co. Ltd. (a)	7,308	142,086
LG Electronics, Inc.	3,062	418,893
LG Household & Health Care Ltd.	261	363,359
LG Innotek Co. Ltd.	399	71,353
LG Telecom Ltd.	7,099	75,853
Lotte Chemical Corp.	479	111,785
Lotte Confectionery Co. Ltd.	631	18,308
Lotte Shopping Co. Ltd.	426	40,185
Meritz Securities Co. Ltd.	6,559	20,673
Mirae Asset Daewoo Co. Ltd.	8,309	70,580
NAVER Corp.	3,820	1,171,559
NCSOFT Corp.	550	468,665
Netmarble Corp. (a)(b)	605	71,136
NH Investment & Securities Co. Ltd.	2,722	26,894
Orion Corp./Republic of Korea	662	71,031
Ottogi Corp.	29	14,547
Pan Ocean Co., Ltd. (Korea) (a)	11,460	46,623
Pearl Abyss Corp. (a)	140	39,419
POSCO	2,141	470,050
POSCO Chemtech Co. Ltd.	886	106,552
S-Oil Corp.	1,248	76,104
S1 Corp.	403	29,115
Samsung Biologics Co. Ltd. (a)(b)	475	336,801
Samsung C&T Corp.	2,489	289,318
Samsung Card Co. Ltd.	2,068	54,918
Samsung Electro-Mechanics Co. Ltd.	1,631	297,503
Samsung Electronics Co. Ltd.	138,708	10,170,027
Samsung Engineering Co. Ltd. (a)	4,719	52,110
Samsung Fire & Marine Insurance Co. Ltd.	838	125,881
Samsung Heavy Industries Co. Ltd. (a)	13,134	72,928
Samsung Life Insurance Co. Ltd.	2,004	126,505
Samsung SDI Co. Ltd.	1,615	1,059,925
Samsung SDS Co. Ltd.	1,010	176,553
Samsung Securities Co. Ltd.	1,845	62,276
Seegene, Inc.	510	75,242
Shin Poong Pharmaceutical Co. (a)	801	58,013
Shinhan Financial Group Co. Ltd.	12,917	354,309
Shinsegae Co. Ltd.	287	59,921
SK Biopharmaceuticals Co. Ltd. (a)	432	56,009
SK Chemicals Co. Ltd./New	213	80,180
SK Holdings Co., Ltd.	1,044	290,314
SK Hynix, Inc.	16,017	1,754,381
SK Innovation Co., Ltd.	1,640	410,590
SK Telecom Co. Ltd.	1,177	256,739
Woori Financial Group, Inc.	14,789	116,367
Yuhan Corp.	1,402	82,361

TOTAL KOREA (SOUTH)		29,097,986

Kuwait - 0.2%
Agility Public Warehousing Co. KSC	55,331	136,866
Boubyan Bank KSC	35,000	66,347
Gulf Bank	45,000	32,695
Kuwait Finance House KSCP	110,000	259,742
Mabanee Co. SAKC	35,179	82,022
Mobile Telecommunication Co.	102,018	213,267
National Bank of Kuwait	170,232	490,794

TOTAL KUWAIT		1,281,733

Luxembourg - 0.2%
ArcelorMittal SA (Netherlands) (a)	21,487	470,455
Aroundtown SA	27,984	194,794
Eurofins Scientific SA (a)	3,797	364,850
Globant SA (a)	1,047	201,024
Reinet Investments SCA	4,103	71,835
SES SA (France) (depositary receipt)	11,015	94,105
Tenaris SA	15,106	116,642

TOTAL LUXEMBOURG		1,513,705

Malaysia - 0.5%
AMMB Holdings Bhd	39,400	30,019
Axiata Group Bhd	77,760	64,055
CIMB Group Holdings Bhd	181,642	172,543
Dialog Group Bhd	105,700	79,487
DiGi.com Bhd	85,000	79,691
Fraser & Neave Holdings Bhd	8,100	63,918
Gamuda Bhd	42,800	34,939
Genting Bhd	63,100	62,124
Genting Malaysia Bhd	89,600	54,525
Genting Plantations Bhd	6,100	14,652
Hap Seng Consolidated Bhd	15,000	30,353
Hartalega Holdings Bhd	46,500	147,926
Hong Leong Bank Bhd	33,400	142,606
Hong Leong Credit Bhd	5,400	21,854
IHH Healthcare Bhd	60,600	76,603
IOI Corp. Bhd	74,000	77,249
Kossan Rubber Industries Bhd	33,600	36,987
Kuala Lumpur Kepong Bhd	13,300	76,461
Malayan Banking Bhd	152,734	295,078
Malaysia Airports Holdings Bhd	25,900	33,060
Maxis Bhd	57,000	67,258
MISC Bhd	31,800	46,884
Nestle (Malaysia) Bhd	1,700	57,613
Petronas Chemicals Group Bhd	66,900	111,045
Petronas Dagangan Bhd	7,200	34,482
Petronas Gas Bhd	21,600	85,705
PPB Group Bhd	17,940	82,100
Press Metal Bhd	41,700	82,420
Public Bank Bhd	425,000	440,507
QL Resources Bhd	32,900	48,913
RHB Capital Bhd	46,100	58,160
Sime Darby Bhd	66,100	35,973
Sime Darby Plantation Bhd	60,900	73,065
SP Setia Bhd	1	0
Supermax Corp. Bhd	39,048	65,684
Telekom Malaysia Bhd	34,200	53,722
Tenaga Nasional Bhd	64,100	153,015
Top Glove Corp. Bhd	173,800	289,774
Westports Holdings Bhd	19,500	20,742

TOTAL MALAYSIA		3,401,192

Mexico - 0.5%
Alfa SA de CV Series A	73,900	46,505
America Movil S.A.B. de CV Series L	1,008,400	672,463
Arca Continental S.A.B. de CV	11,200	50,850
Becle S.A.B. de CV	13,700	29,226
CEMEX S.A.B. de CV unit (a)	452,980	259,869
Coca-Cola FEMSA S.A.B. de CV unit	19,260	83,546
Controladora Nemak S.A.B. de CV (a)	73,900	9,625
Fibra Uno Administracion SA de CV	88,400	98,711
Fomento Economico Mexicano S.A.B. de CV unit	56,600	385,727
Gruma S.A.B. de CV Series B	6,385	70,101
Grupo Aeroportuario del Pacifico S.A.B. de CV Series B (a)	10,600	106,833
Grupo Aeroportuario del Sureste S.A.B. de CV Series B (a)	5,900	92,830
Grupo Bimbo S.A.B. de CV Series A	45,000	84,560
Grupo Carso SA de CV Series A1 (a)	11,300	28,439
Grupo Financiero Banorte S.A.B. de CV Series O (a)	75,100	372,111
Grupo Financiero Inbursa S.A.B. de CV Series O (a)	65,900	58,766
Grupo Mexico SA de CV Series B	92,900	398,085
Grupo Televisa SA de CV (a)	67,300	101,743
Industrias Penoles SA de CV (a)	4,120	61,652
Infraestructura Energetica Nova S.A.B. de CV (a)	13,300	48,570
Kimberly-Clark de Mexico SA de CV Series A	44,000	76,864
Megacable Holdings S.A.B. de CV unit	7,400	26,757
Orbia Advance Corp. S.A.B. de CV	32,900	70,907
Promotora y Operadora de Infraestructura S.A.B. de CV	8,975	67,452
Telesites S.A.B. de C.V. (a)	39,100	39,274
Wal-Mart de Mexico SA de CV Series V	151,500	431,242

TOTAL MEXICO		3,772,708

Multi-National - 0.0%
HK Electric Investments & HK Electric Investments Ltd. unit	68,000	67,182
HKT Trust/HKT Ltd. unit	131,000	172,679

TOTAL MULTI-NATIONAL		239,861

Netherlands - 3.2%
ABN AMRO Group NV GDR (a)(b)	11,853	123,848
Adyen BV (a)(b)	534	1,115,540
AEGON NV	54,599	226,382
Airbus Group NV	17,138	1,723,358
Akzo Nobel NV	5,921	602,426
Argenx SE (a)	1,299	378,784
ASML Holding NV (Netherlands)	12,467	6,655,558
CNH Industrial NV	30,432	389,804
EXOR NV	3,014	224,506
Ferrari NV	3,714	776,352
Heineken Holding NV	3,346	294,795
Heineken NV (Bearer)	7,775	810,874
ING Groep NV (Certificaten Van Aandelen)	114,887	1,021,502
JDE Peet's BV	2,078	80,167
Just Eat Takeaway.com NV (a)(b)	3,788	434,777
Koninklijke Ahold Delhaize NV	32,767	940,562
Koninklijke DSM NV	5,122	895,076
Koninklijke KPN NV	109,666	342,597
Koninklijke Philips Electronics NV	26,905	1,466,569
NN Group NV	8,739	363,759
Prosus NV	14,332	1,674,420
QIAGEN NV (Germany) (a)	6,629	359,353
Randstad NV (a)	3,470	216,699
Stellantis NV	29,364	445,932
Stellantis NV (Italy)	37,403	568,742
STMicroelectronics NV (France)	18,741	750,964
Unibail-Rodamco SE & WFD Unibail-Rodamco NV unit	3,995	336,945
Vopak NV	2,287	115,706
Wolters Kluwer NV	8,317	690,771
X5 Retail Group NV GDR	3,332	119,226
Yandex NV Class A (a)	8,653	547,192

TOTAL NETHERLANDS		24,693,186

New Zealand - 0.2%
Auckland International Airport Ltd.	38,602	206,659
Fisher & Paykel Healthcare Corp.	16,605	413,337
Mercury Nz Ltd.	19,950	102,145
Meridian Energy Ltd.	36,992	190,065
Ryman Healthcare Group Ltd.	11,013	123,141
Spark New Zealand Ltd.	51,113	176,303
The a2 Milk Co. Ltd. (a)	20,541	170,339
Xero Ltd. (a)	3,620	359,352

TOTAL NEW ZEALAND		1,741,341

Norway - 0.4%
Adevinta ASA Class B (a)	7,068	105,456
DNB ASA	27,385	533,144
Equinor ASA	29,095	525,986
Gjensidige Forsikring ASA	5,171	119,532
Mowi ASA	12,985	288,108
Norsk Hydro ASA	38,640	171,963
Orkla ASA	23,782	231,613
Schibsted ASA:
(A Shares)	2,041	77,155
(B Shares)	2,697	87,281
Telenor ASA	21,208	351,711
Yara International ASA	5,455	255,060

TOTAL NORWAY		2,747,009

Pakistan - 0.0%
Habib Bank Ltd.	14,655	13,013
MCB Bank Ltd.	34,872	41,947
Oil & Gas Development Co. Ltd.	16,265	10,866

TOTAL PAKISTAN		65,826

Papua New Guinea - 0.0%
Oil Search Ltd. ADR	59,490	176,405
Peru - 0.0%
Compania de Minas Buenaventura SA sponsored ADR (a)	6,597	67,157
Philippines - 0.2%
Aboitiz Equity Ventures, Inc.	47,940	39,701
Aboitiz Power Corp.	33,900	16,929
Altus Property Ventures, Inc. (a)	1	0
Ayala Corp.	8,000	128,173
Ayala Land, Inc.	227,800	178,695
Bank of the Philippine Islands (BPI)	54,440	89,997
BDO Unibank, Inc.	55,390	116,059
Globe Telecom, Inc.	795	32,108
GT Capital Holdings, Inc.	2,947	32,744
International Container Terminal Services, Inc.	28,380	69,976
JG Summit Holdings, Inc.	84,201	106,521
Jollibee Food Corp.	12,910	47,734
Manila Electric Co.	6,770	36,766
Megaworld Corp.	397,000	31,555
Metro Pacific Investments Corp.	341,200	28,682
Metropolitan Bank & Trust Co.	51,413	48,140
Philippine Long Distance Telephone Co.	2,480	67,754
PUREGOLD Price Club, Inc.	24,900	18,652
SM Investments Corp.	6,800	139,367
SM Prime Holdings, Inc.	283,000	207,863
Universal Robina Corp.	26,250	73,736

TOTAL PHILIPPINES		1,511,152

Poland - 0.2%
Allegro.eu SA (a)(b)	7,450	146,998
Bank Polska Kasa Opieki SA (a)	5,311	90,820
CD Projekt RED SA (a)	2,040	166,361
Cyfrowy Polsat SA	9,461	77,566
Dino Polska SA (a)(b)	1,379	97,288
KGHM Polska Miedz SA (Bearer) (a)	4,310	217,985
LPP SA (a)	39	80,512
Orange Polska SA (a)	28,650	50,493
PGE Polska Grupa Energetyczna SA (a)	20,532	36,070
Polish Oil & Gas Co. SA	55,812	84,533
Polski Koncern Naftowy Orlen SA	9,671	145,440
Powszechna Kasa Oszczednosci Bank SA (a)	25,560	198,165
Powszechny Zaklad Ubezpieczen SA (a)	18,858	151,014
Santander Bank Polska SA (a)	1,096	53,372

TOTAL POLAND		1,596,617

Portugal - 0.1%
Energias de Portugal SA	84,410	529,798
Galp Energia SGPS SA Class B	16,575	166,366
Jeronimo Martins SGPS SA	8,237	134,696

TOTAL PORTUGAL		830,860

Qatar - 0.2%
Barwa Real Estate Co.	45,337	41,145
Industries Qatar QSC (a)	50,667	167,649
Masraf al Rayan	107,100	129,105
Mesaieed Petrochemical Holding Co.	161,669	90,074
Ooredoo QSC	19,961	45,658
Qatar Electricity & Water Co.	16,220	79,279
Qatar Fuel Co.	11,974	61,354
Qatar Gas Transport Co. Ltd. (Nakilat) (a)	76,575	69,368
Qatar International Islamic Bank QSC	18,240	44,576
Qatar Islamic Bank	30,998	141,297
Qatar National Bank SAQ	131,609	650,862
The Commercial Bank of Qatar	57,525	67,575

TOTAL QATAR		1,587,942

Russia - 0.7%
Alrosa Co. Ltd.	73,590	97,141
Gazprom OAO	351,140	986,831
Inter Rao Ues JSC	976,000	67,700
Lukoil PJSC	12,488	887,751
Magnit OJSC GDR (Reg. S)	9,854	147,022
MMC Norilsk Nickel PJSC	1,798	578,816
MMC Norilsk Nickel PJSC sponsored ADR	863	27,814
Mobile TeleSystems OJSC sponsored ADR	16,138	145,242
Moscow Exchange MICEX-RTS OAO	37,490	77,868
NOVATEK OAO GDR (Reg. S)	2,731	457,716
Novolipetsk Steel OJSC	34,270	95,239
PhosAgro OJSC GDR (Reg. S)	3,805	59,662
Polyus PJSC	927	176,379
Rosneft Oil Co. OJSC	36,360	228,307
Sberbank of Russia	315,865	1,071,538
Severstal PAO	5,112	85,259
Severstal PAO GDR (Reg. S)	1,092	18,291
Surgutneftegas OJSC	207,000	91,916
Tatneft PAO	41,641	269,830
VTB Bank OJSC	78,050,000	37,849

TOTAL RUSSIA		5,608,171

Saudi Arabia - 0.7%
Abdullah Al Othaim Markets Co.	1,102	36,668
Advanced Polypropylene Co.	3,324	56,719
Al Rajhi Bank	34,921	679,669
Alinma Bank	27,162	118,332
Almarai Co. Ltd.	6,812	98,074
Arab National Bank	16,515	89,561
Bank Al-Jazira	11,816	42,656
Bank Albilad	10,838	80,186
Banque Saudi Fransi	17,650	158,350
Bupa Arabia for Cooperative Insurance Co. (a)	1,714	53,467
Dar Al Arkan Real Estate Development Co. (a)	12,481	28,651
Dr Sulaiman Alabama Habib Medical Services Group Co.	1,556	47,874
Emaar The Economic City (a)	8,751	21,092
Etihad Etisalat Co. (a)	10,653	81,516
Jarir Marketing Co.	1,679	78,249
Mobile Telecommunications Co. Saudi Arabia (a)	11,923	43,614
National Commercial Bank	42,206	484,997
National Industrialization Co. (a)	10,499	37,733
Rabigh Refining & Petrochemical Co. (a)	5,900	22,085
Riyad Bank	36,783	209,281
Sabic Agriculture-Nutrients Co.	5,584	138,160
Sahara International Petrochemical Co.	10,105	49,573
Samba Financial Group	27,011	217,128
Saudi Airlines Catering Co.	911	18,702
Saudi Arabian Mining Co. (a)	11,570	129,868
Saudi Arabian Oil Co.	63,915	592,168
Saudi Basic Industries Corp.	25,749	704,361
Saudi Cement Co.	1,772	31,181
Saudi Electricity Co.	22,623	133,903
Saudi Industrial Investment Group	6,794	46,734
Saudi Kayan Petrochemical Co. (a)	21,551	82,970
Saudi Telecom Co.	17,189	518,782
The Co. for Cooperative Insurance (a)	1,491	31,484
The Saudi British Bank	24,186	172,817
The Savola Group	7,069	74,352
Yanbu National Petrochemical Co.	7,049	120,280

TOTAL SAUDI ARABIA		5,531,237

Singapore - 0.6%
Ascendas Real Estate Investment Trust	93,458	216,690
BOC Aviation Ltd. Class A (b)	5,900	48,208
CapitaLand Ltd.	73,945	178,684
CapitaMall Trust	126,956	204,521
City Developments Ltd.	12,800	69,569
DBS Group Holdings Ltd.	51,566	977,440
Genting Singapore Ltd.	173,600	111,734
Keppel Corp. Ltd.	40,000	150,858
Mapletree Commercial Trust	61,400	95,678
Mapletree Logistics Trust (REIT)	76,550	114,099
Oversea-Chinese Banking Corp. Ltd.	95,643	743,026
Singapore Airlines Ltd. (a)	37,400	115,364
Singapore Exchange Ltd.	22,100	164,702
Singapore Technologies Engineering Ltd.	50,100	139,921
Singapore Telecommunications Ltd.	229,800	407,101
Suntec (REIT)	50,100	60,343
United Overseas Bank Ltd.	34,303	603,737
UOL Group Ltd.	13,600	74,941
Venture Corp. Ltd.	8,600	128,443
Wilmar International Ltd.	53,900	213,831

TOTAL SINGAPORE		4,818,890

South Africa - 1.0%
Absa Group Ltd.	19,602	146,994
African Rainbow Minerals Ltd.	3,193	57,554
Anglo American Platinum Ltd.	1,457	144,950
AngloGold Ashanti Ltd.	12,085	281,613
Aspen Pharmacare Holdings Ltd. (a)	10,749	101,472
Bidcorp Ltd.	9,467	157,208
Bidvest Group Ltd.	7,888	81,310
Capitec Bank Holdings Ltd. (a)	1,950	178,497
Clicks Group Ltd.	6,728	110,543
Discovery Ltd.	10,414	88,276
Exxaro Resources Ltd.	8,385	83,288
FirstRand Ltd.	139,060	436,753
Gold Fields Ltd.	25,627	240,289
Growthpoint Properties Ltd.	94,095	75,201
Harmony Gold Mining Co. Ltd. (a)	14,260	63,251
Impala Platinum Holdings Ltd.	23,139	312,482
Kumba Iron Ore Ltd.	1,973	79,042
Mr Price Group Ltd.	7,036	79,949
MTN Group Ltd.	52,219	215,432
MultiChoice Group Ltd.	12,550	106,875
Naspers Ltd. Class N	12,808	2,962,866
Nedbank Group Ltd.	10,316	83,240
Northam Platinum Ltd. (a)	9,810	121,874
Old Mutual Ltd.	126,861	108,359
Rand Merchant Insurance Holdings Ltd.	18,797	37,377
Remgro Ltd.	13,867	91,826
Sanlam Ltd.	54,263	206,761
Sasol Ltd. (a)	17,108	184,414
Shoprite Holdings Ltd.	13,627	125,945
Sibanye Stillwater Ltd.	65,891	250,134
Spar Group Ltd.	5,288	67,618
Standard Bank Group Ltd.	38,080	315,691
Tiger Brands Ltd.	3,891	51,141
Vodacom Group Ltd.	17,192	140,238
Woolworths Holdings Ltd.	27,094	80,272

TOTAL SOUTH AFRICA		7,868,735

Spain - 1.4%
ACS Actividades de Construccion y Servicios SA	7,673	239,494
ACS Actividades de Construccion y Servicios SA rights 2/5/21 (a)	7,673	3,781
Aena Sme SA (a)(b)	1,986	306,807
Amadeus IT Holding SA Class A	13,274	847,456
Banco Bilbao Vizcaya Argentaria SA	194,639	888,083
Banco Santander SA (Spain)	507,486	1,481,303
CaixaBank SA	102,730	259,239
Cellnex Telecom SA (b)	9,324	546,634
Enagas SA	6,644	146,542
Endesa SA	9,078	232,450
Ferrovial SA	13,568	326,098
Gas Natural SDG SA	8,569	221,601
Grifols SA	8,698	256,498
Iberdrola SA	177,066	2,403,415
Iberdrola SA rights (a)	165,223	32,039
Industria de Diseno Textil SA	31,894	945,919
Red Electrica Corporacion SA	12,674	240,859
Repsol SA	47,048	462,185
Siemens Gamesa Renewable Energy SA	7,135	293,443
Telefonica SA	152,725	658,992

TOTAL SPAIN		10,792,838

Sweden - 2.0%
Alfa Laval AB	9,917	260,615
ASSA ABLOY AB (B Shares)	29,991	741,731
Atlas Copco AB:
(A Shares)	20,619	1,118,650
(B Shares)	10,622	499,303
Boliden AB	7,956	261,826
Electrolux AB (B Shares)	7,102	173,974
Epiroc AB:
Class A	18,973	364,529
Class B	12,320	212,010
EQT AB	6,822	213,159
Ericsson (B Shares)	85,897	1,081,568
Essity AB Class B	18,559	593,662
Evolution Gaming Group AB (b)	4,551	444,191
Fastighets AB Balder (a)	3,426	171,950
H&M Hennes & Mauritz AB (B Shares)	24,066	515,517
Hexagon AB (B Shares)	8,476	742,486
Husqvarna AB (B Shares)	12,827	159,104
ICA Gruppen AB	3,011	151,085
Industrivarden AB:
(A Shares)	2,717	91,626
(C Shares)	4,553	145,205
Investor AB (B Shares)	13,727	1,009,283
Kinnevik AB (B Shares)	6,931	340,732
L E Lundbergforetagen AB	2,097	110,467
Latour Investment AB Class B	4,877	109,373
Lundin Petroleum AB	5,501	150,357
Nibe Industrier AB (B Shares)	9,049	302,669
Sandvik AB	33,621	840,092
Securitas AB (B Shares)	11,288	174,596
Skandinaviska Enskilda Banken AB (A Shares) (a)	46,832	512,017
Skanska AB (B Shares)	9,892	256,406
SKF AB (B Shares)	11,874	325,969
Svenska Cellulosa AB (SCA) (B Shares)	19,364	341,685
Svenska Handelsbanken AB (A Shares)	44,734	445,953
Swedbank AB (A Shares)	25,949	489,958
Swedish Match Co. AB	4,929	381,046
Tele2 AB (B Shares)	16,479	227,771
Telia Co. AB	79,542	349,340
Volvo AB (B Shares)	42,298	1,046,782

TOTAL SWEDEN		15,356,687

Switzerland - 5.8%
ABB Ltd. (Reg.)	55,294	1,630,974
Adecco SA (Reg.)	4,498	281,974
Alcon, Inc. (Switzerland) (a)	14,531	1,044,046
Baloise Holdings AG	1,302	218,230
Banque Cantonale Vaudoise	835	88,585
Barry Callebaut AG	99	219,951
Clariant AG (Reg.)	5,434	115,665
Coca-Cola HBC AG	5,880	174,262
Compagnie Financiere Richemont SA:
warrants 11/22/23 (a)	28,248	9,197
Series A	15,400	1,432,896
Credit Suisse Group AG	71,637	939,704
Ems-Chemie Holding AG	226	213,377
Geberit AG (Reg.)	1,071	656,006
Givaudan SA	273	1,102,114
Julius Baer Group Ltd.	6,471	391,530
Kuehne & Nagel International AG	1,816	414,066
LafargeHolcim Ltd. (Reg.)	15,563	843,014
Lindt & Spruengli AG	2	186,584
Lindt & Spruengli AG (participation certificate)	37	321,089
Logitech International SA (Reg.)	4,703	490,284
Lonza Group AG	2,208	1,410,249
Nestle SA (Reg. S)	84,453	9,466,893
Novartis AG	65,137	5,897,842
Partners Group Holding AG	534	632,167
Roche Holding AG (participation certificate)	20,608	7,112,070
Schindler Holding AG:
(participation certificate)	1,131	299,018
(Reg.)	610	160,795
SGS SA (Reg.)	173	526,138
Siemens Energy AG (a)	12,022	446,141
Sika AG	4,190	1,140,226
Sonova Holding AG Class B	1,578	381,590
Straumann Holding AG	299	332,181
Swatch Group AG (Bearer)	912	263,131
Swatch Group AG (Bearer) (Reg.)	1,652	93,195
Swiss Life Holding AG	853	389,656
Swiss Prime Site AG	2,047	199,242
Swiss Re Ltd.	8,535	753,705
Swisscom AG	779	424,504
Temenos Group AG	1,954	247,554
UBS Group AG	107,146	1,548,700
Vifor Pharma AG	1,300	176,885
Zurich Insurance Group Ltd.	4,397	1,758,306

TOTAL SWITZERLAND		44,433,736

Taiwan - 4.1%
Accton Technology Corp.	14,000	134,697
Acer, Inc.	86,000	83,050
Advantech Co. Ltd.	10,798	133,380
ASE Technology Holding Co. Ltd.	95,500	314,378
Asia Cement Corp.	53,000	75,685
ASMedia Technology, Inc.	1,000	68,009
ASUSTeK Computer, Inc.	21,000	214,791
AU Optronics Corp. (a)	254,000	133,522
Catcher Technology Co. Ltd.	19,000	134,304
Cathay Financial Holding Co. Ltd.	231,436	329,667
Chang Hwa Commercial Bank	170,841	100,940
Cheng Shin Rubber Industry Co. Ltd.	51,000	72,738
Chicony Electronics Co. Ltd.	22,030	68,030
China Development Finance Holding Corp.	400,000	127,379
China Life Insurance Co. Ltd.	69,586	56,392
China Steel Corp.	328,000	268,737
Chunghwa Telecom Co. Ltd.	110,000	424,437
Compal Electronics, Inc.	118,000	90,361
CTBC Financial Holding Co. Ltd.	522,000	354,075
Delta Electronics, Inc.	58,000	584,949
E.SUN Financial Holdings Co. Ltd.	335,591	282,744
ECLAT Textile Co. Ltd.	5,000	72,382
Evergreen Marine Corp. (Taiwan) (a)	71,358	79,482
Far Eastern Textile Ltd.	80,000	74,257
Far EasTone Telecommunications Co. Ltd.	41,000	87,823
Feng Tay Enterprise Co. Ltd.	10,200	65,546
First Financial Holding Co. Ltd.	363,128	261,868
Formosa Chemicals & Fibre Corp.	104,000	287,373
Formosa Petrochemical Corp.	31,000	98,608
Formosa Plastics Corp.	107,000	332,334
Foxconn Technology Co. Ltd.	32,000	85,452
Fubon Financial Holding Co. Ltd.	195,000	317,099
Giant Manufacturing Co. Ltd.	13,000	126,468
GlobalWafers Co. Ltd.	6,000	132,805
Highwealth Construction Corp.	17,600	26,767
HIWIN Technologies Corp.	7,599	107,429
Hon Hai Precision Industry Co. Ltd. (Foxconn)	367,800	1,464,057
Hotai Motor Co. Ltd.	9,000	182,178
Hua Nan Financial Holdings Co. Ltd.	258,371	158,190
Innolux Corp.	233,000	108,552
Inventec Corp.	95,000	78,853
Largan Precision Co. Ltd.	3,000	314,876
Lite-On Technology Corp.	59,000	115,637
MediaTek, Inc.	44,000	1,374,460
Mega Financial Holding Co. Ltd.	366,000	367,816
Micro-Star International Co. Ltd.	19,000	88,519
Nan Ya Plastics Corp.	154,000	360,658
Nanya Technology Corp.	35,000	99,836
Nien Made Enterprise Co. Ltd.	4,000	52,836
Novatek Microelectronics Corp.	18,000	253,186
Oneness Biotech Co. Ltd. (a)	5,000	32,933
Pegatron Corp.	62,000	173,532
Phison Electronics Corp.	5,000	67,652
Pou Chen Corp.	70,000	69,973
Powertech Technology, Inc.	26,000	90,407
President Chain Store Corp.	16,000	152,512
Quanta Computer, Inc.	87,000	250,648
Realtek Semiconductor Corp.	14,000	225,661
Ruentex Development Co. Ltd.	25,500	35,276
Shin Kong Financial Holding Co. Ltd.	362,953	104,308
Sinopac Holdings Co.	273,100	106,760
Standard Foods Corp.	10,000	20,171
Synnex Technology International Corp.	49,000	79,069
Taishin Financial Holdings Co. Ltd.	268,193	119,682
Taiwan Business Bank	216,826	70,441
Taiwan Cement Corp.	149,535	214,338
Taiwan Cooperative Financial Holding Co. Ltd.	351,470	240,286
Taiwan High Speed Rail Corp.	46,000	47,460
Taiwan Mobile Co. Ltd.	43,000	147,678
Taiwan Semiconductor Manufacturing Co. Ltd.	722,000	15,253,666
The Shanghai Commercial & Savings Bank Ltd.	104,899	140,060
Unified-President Enterprises Corp.	152,000	368,998
Unimicron Technology Corp.	34,000	104,994
United Microelectronics Corp.	343,000	614,389
Vanguard International Semiconductor Corp.	25,000	99,961
Walsin Technology Corp.	10,000	78,719
Win Semiconductors Corp.	10,000	147,799
Winbond Electronics Corp.	86,000	81,207
Wistron Corp.	81,763	91,218
Wiwynn Corp.	2,629	77,525
WPG Holding Co. Ltd.	55,400	85,045
Yageo Corp.	11,396	233,526
Yuanta Financial Holding Co. Ltd.	266,080	189,033

TOTAL TAIWAN		31,042,539

Thailand - 0.6%
Advanced Info Service PCL (For. Reg.)	35,400	203,435
Airports of Thailand PCL (For. Reg.)	121,100	240,743
Asset World Corp. PCL	326,600	50,196
B. Grimm Power PCL (For. Reg.)	25,000	42,599
Bangkok Bank PCL (For. Reg.)	16,800	63,709
Bangkok Commercial Asset Management PCL	58,300	39,932
Bangkok Dusit Medical Services PCL (For. Reg.)	260,000	179,820
Bangkok Expressway and Metro PCL	178,100	48,497
Berli Jucker PCL (For. Reg)	29,100	32,328
BTS Group Holdings PCL (For. Reg.)	187,100	59,074
Bumrungrad Hospital PCL (For. Reg.)	12,900	54,091
Central Pattana PCL (For. Reg.)	62,200	101,831
Central Retail Corp. PCL	64,017	65,771
Charoen Pokphand Foods PCL (For. Reg.)	110,100	100,241
CP ALL PCL (For. Reg.)	166,500	318,481
Delta Electronics PCL (For. Reg.)	9,100	160,535
Electricity Generating PCL (For. Reg.)	6,900	41,151
Energy Absolute PCL (For. Reg.)	40,800	88,607
Global Power Synergy Public Co. Ltd.	24,100	63,008
Gulf Energy Development PCL (For. Reg.)	78,600	87,975
Home Product Center PCL (For. Reg.)	151,000	69,118
Indorama Ventures PCL (For. Reg.)	50,700	59,288
Intouch Holdings PCL (For. Reg.)	60,000	112,262
Kasikornbank PCL (For. Reg.)	49,600	210,464
Krung Thai Bank PCL (For. Reg.)	95,600	36,732
Krungthai Card PCL (For. Reg.)	32,600	70,799
Land & House PCL (For. Reg.)	249,000	64,891
Minor International PCL:
warrants 9/30/21 (a)	1,750	18
warrants 7/31/23 (a)	4,385	1,033
(For. Reg.)	107,780	89,307
Muangthai Leasing PCL	28,400	62,389
Osotspa PCL	17,500	20,903
PTT Exploration and Production PCL (For. Reg.)	42,600	147,314
PTT Global Chemical PCL (For. Reg.)	71,600	141,143
PTT PCL (For. Reg.)	325,600	410,672
Ratchaburi Electric Generating Holding PCL (For. Reg.)	15,300	25,304
Siam Cement PCL (For. Reg.)	21,200	267,745
Siam Commercial Bank PCL (For. Reg.)	22,400	70,538
Sri Trang Gloves Thailand PCL	23,800	31,609
Srisawad Corp. PCL:
warrants 8/29/25 (a)	712	402
(For. Reg.)	26,600	59,546
Thai Oil PCL (For. Reg.)	33,900	61,729
Thai Union Frozen Products PCL (For. Reg.)	95,300	43,941
Total Access Communication PCL (For. Reg.)	11,100	12,053
True Corp. PCL (For. Reg.)	278,900	29,819

TOTAL THAILAND		4,141,043

Turkey - 0.1%
Akbank TAS (a)	90,142	78,596
Aselsan A/S	16,534	39,091
Bim Birlesik Magazalar A/S JSC	13,965	137,317
Eregli Demir ve Celik Fabrikalari T.A.S.	39,558	77,578
Ford Otomotiv Sanayi A/S	1,675	32,940
Haci Omer Sabanci Holding A/S	31,895	45,899
Koc Holding A/S	21,454	59,226
Turk Hava Yollari AO (a)	12,855	21,275
Turk Sise ve Cam Fabrikalari A/S	35,205	34,785
Turkcell Iletisim Hizmet A/S	32,742	71,326
Turkiye Garanti Bankasi A/S (a)	66,316	84,376
Turkiye Is Bankasi A/S Series C (a)	46,064	38,653
Turkiye Petrol Rafinerileri A/S (a)	3,539	48,075
Yapi ve Kredi Bankasi A/S (a)	92,504	36,029

TOTAL TURKEY		805,166

United Arab Emirates - 0.2%
Abu Dhabi Commercial Bank PJSC	74,447	130,525
Aldar Properties PJSC	114,889	109,473
Dubai Islamic Bank Pakistan Ltd.	49,352	67,717
Emaar Malls Group PJSC (a)	85,883	42,320
Emaar Properties PJSC (a)	98,862	102,276
Emirates NBD Bank PJSC	69,613	223,632
Emirates Telecommunications Corp.	47,632	257,796
First Abu Dhabi Bank PJSC	75,635	309,282

TOTAL UNITED ARAB EMIRATES		1,243,021

United Kingdom - 8.1%
3i Group PLC	27,900	424,895
Admiral Group PLC	6,763	267,055
Anglo American PLC (United Kingdom)	36,226	1,198,190
Antofagasta PLC	11,189	219,228
Ashtead Group PLC	12,785	646,916
Associated British Foods PLC	10,347	300,126
AstraZeneca PLC (United Kingdom)	38,592	3,936,816
Auto Trader Group PLC (b)	29,142	224,672
Aveva Group PLC	3,328	165,796
Aviva PLC	115,731	529,363
BAE Systems PLC	92,452	583,347
Barclays PLC (a)	509,194	928,869
Barratt Developments PLC (a)	29,626	259,302
Berkeley Group Holdings PLC	3,719	213,454
BHP Group PLC	62,149	1,703,214
BP PLC (a)	591,293	2,197,219
BP PLC sponsored ADR	1,043	23,175
British American Tobacco PLC (United Kingdom)	67,042	2,436,164
British Land Co. PLC	24,531	150,813
BT Group PLC	267,732	460,742
Bunzl PLC	9,677	311,585
Burberry Group PLC	11,713	275,795
Coca-Cola European Partners PLC	5,896	273,987
Compass Group PLC	52,684	941,083
Croda International PLC	3,979	342,702
Diageo PLC	68,831	2,763,371
Direct Line Insurance Group PLC	37,591	154,464
Evraz PLC	13,674	93,939
Fresnillo PLC	5,148	69,661
GlaxoSmithKline PLC	147,817	2,745,155
Halma PLC	11,476	388,222
Hargreaves Lansdown PLC	9,564	223,884
Hikma Pharmaceuticals PLC	5,360	176,183
HSBC Holdings PLC (United Kingdom) (a)	596,481	3,121,152
Imperial Brands PLC	27,163	547,096
Informa PLC (a)	43,496	297,742
InterContinental Hotel Group PLC (a)	5,210	320,974
Intertek Group PLC	4,650	351,563
J Sainsbury PLC	49,754	166,609
JD Sports Fashion PLC	11,867	121,459
Johnson Matthey PLC	5,634	227,877
Kingfisher PLC (a)	61,177	232,240
Land Securities Group PLC	24,375	205,294
Legal & General Group PLC	176,601	590,406
Lloyds Banking Group PLC	2,079,723	933,239
London Stock Exchange Group PLC	9,265	1,099,895
M&G PLC	76,455	184,264
Melrose Industries PLC (a)	147,602	340,769
Mondi PLC	13,499	319,512
Mondi PLC	1,237	29,068
National Grid PLC	104,875	1,221,403
NatWest Group PLC	140,223	283,579
Next PLC	4,007	424,392
NMC Health PLC (a)	2,259	1,084
Ocado Group PLC (a)	14,337	545,509
Pearson PLC	20,914	231,708
Persimmon PLC	9,245	323,136
Phoenix Group Holdings PLC	14,575	134,757
Prudential PLC	76,619	1,225,860
Reckitt Benckiser Group PLC	20,984	1,778,990
RELX PLC (London Stock Exchange)	56,938	1,413,997
Rentokil Initial PLC (a)	52,938	360,924
Rio Tinto PLC	32,948	2,499,670
Rolls-Royce Holdings PLC	239,560	300,990
Royal Dutch Shell PLC:
Class A (United Kingdom)	126,758	2,345,568
Class B (United Kingdom)	102,512	1,786,630
RSA Insurance Group PLC	30,259	279,851
Sage Group PLC	31,531	254,807
Schroders PLC	3,557	166,532
Scottish & Southern Energy PLC	29,971	609,401
Segro PLC	34,611	452,503
Severn Trent PLC	8,470	268,312
Smith & Nephew PLC	26,262	552,915
Smiths Group PLC	11,732	228,018
Spirax-Sarco Engineering PLC	2,099	318,655
St. James's Place Capital PLC	15,512	249,413
Standard Chartered PLC (United Kingdom)	77,003	468,445
Standard Life PLC	65,413	270,759
Taylor Wimpey PLC (a)	103,280	207,240
Tesco PLC	288,489	944,051
Unilever PLC	77,256	4,500,562
United Utilities Group PLC	23,515	297,124
Vodafone Group PLC	762,720	1,302,534
Vodafone Group PLC sponsored ADR	3,101	53,182
Whitbread PLC (a)	5,929	226,405
WM Morrison Supermarkets PLC	70,485	173,304

TOTAL UNITED KINGDOM		61,420,756

United States of America - 0.1%
DouYu International Holdings Ltd. ADR (a)	2,837	37,250
NICE Systems Ltd. sponsored ADR (a)	62	16,199
Southern Copper Corp.	2,823	187,475
Yum China Holdings, Inc.	11,618	658,857

TOTAL UNITED STATES OF AMERICA		899,781

TOTAL COMMON STOCKS
(Cost $636,690,444)		733,129,385

Nonconvertible Preferred Stocks - 1.1%
Brazil - 0.4%
Alpargatas SA (PN)	5,000	35,494
Banco Bradesco SA (PN)	128,059	579,044
Bradespar SA (PN)	6,800	77,689
Centrais Eletricas Brasileiras SA (Electrobras) (PN-B)	7,755	40,735
Companhia Energetica de Minas Gerais (CEMIG) (PN)	26,804	67,115
Companhia Paranaense de Energia-Copel (PN-B)	2,900	34,600
Gerdau SA	30,900	131,306
Itau Unibanco Holding SA	139,150	720,750
Itausa-Investimentos Itau SA (PN)	163,947	317,922
Lojas Americanas SA (PN)	26,016	114,546
Petroleo Brasileiro SA - Petrobras (PN) (non-vtg.)	141,200	688,787

TOTAL BRAZIL		2,807,988

Chile - 0.0%
Embotelladora Andina SA Class B	9,246	23,404
Sociedad Quimica y Minera de Chile SA (PN-B) (a)	3,252	164,412

TOTAL CHILE		187,816

Colombia - 0.0%
Bancolombia SA (PN)	13,123	115,897
Germany - 0.4%
Bayerische Motoren Werke AG (BMW) (non-vtg.)	1,773	116,080
Fuchs Petrolub AG	1,865	106,193
Henkel AG & Co. KGaA	5,068	525,848
Porsche Automobil Holding SE (Germany)	4,472	310,602
Sartorius AG (non-vtg.)	1,018	507,253
Volkswagen AG	5,412	1,027,456

TOTAL GERMANY		2,593,432

Korea (South) - 0.3%
AMOREPACIFIC Corp.	487	35,358
Hyundai Motor Co.	1,127	113,870
Hyundai Motor Co. Series 2	1,806	166,327
LG Chemical Ltd.	356	148,812
LG Household & Health Care Ltd.	89	55,705
Samsung Electronics Co. Ltd.	25,583	1,672,151

TOTAL KOREA (SOUTH)		2,192,223

Russia - 0.0%
Surgutneftegas OJSC	236,300	124,587
TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $7,649,029)		8,021,943
	Principal Amount	Value

Government Obligations - 0.4%
United States of America - 0.4%
U.S. Treasury Bills, yield at date of purchase 0.09% 5/6/21 (Cost $2,999,326)(e)	3,000,000	2,999,510
	Shares	Value

Money Market Funds - 2.3%
Fidelity Cash Central Fund 0.09% (f)	15,979,765	15,982,961
Fidelity Securities Lending Cash Central Fund 0.09% (f)(g)	1,486,685	1,486,833
TOTAL MONEY MARKET FUNDS
(Cost $17,469,794)		17,469,794
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $664,808,593)		761,620,632
NET OTHER ASSETS (LIABILITIES) - 0.0%		119,027
NET ASSETS - 100%		$761,739,659

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	119	March 2021	$12,587,225	$82,673	$82,673
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	95	March 2021	6,298,975	342,254	342,254
TME S&P/TSX 60 Index Contracts (Canada)	7	March 2021	1,120,109	(7,846)	(7,846)
TOTAL FUTURES CONTRACTS					$417,081

The notional amount of futures purchased as a percentage of Net Assets is 2.6%

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $17,006,703 or 2.2% of net assets.

 (c) Security or a portion of the security is on loan at period end.

 (d) Level 3 security

 (e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,339,781.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$4,925
Fidelity Securities Lending Cash Central Fund	6,378
Total	$11,303

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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